As filed with the Securities and Exchange Commission on April 30, 2003
                                                      Registration No. 033-76582
                                                      Registration No. 811-08420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
 -------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.       [ ]
                         Post-Effective Amendment No. 14   [X]
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 24                  [X]

                        (Check appropriate box or boxes)
 -------------------------------------------------------------------------------
           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)
                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800
 -------------------------------------------------------------------------------
                                                         Copy to:
    DONALD J. WUEBBLING, ESQ.                            ELISABETH A. DAHL, ESQ.
    400 Broadway                                         Mail Station 32
    Cincinnati, Ohio 45202                               400 Broadway
    (Name and Address of Agent for Service)              Cincinnati, Ohio 45202
 -------------------------------------------------------------------------------
       Approximate Date of Proposed Public Offering: Continuous Offering

       It is proposed that this filing will become effective (check appropriate box)

             ___ immediately upon filing pursuant to paragraph (b) of rule 485
              XX on May 1, 2003 pursuant to paragraph (b) of Rule 485
             ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
             ___ on (date) pursuant to paragraph (a)(1) of Rule 485

        If appropriate, check the following box:
             ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        Title of Securities Being Registered: Touchstone Gold Variable Annuity Contracts

TOUCHSTONE GOLD VARIABLE ANNUITY
--------------------------------
                                                                      PROSPECTUS
                                                                     MAY 1, 2003

Western-Southern Life Assurance Company
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include 21 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:


 o AIMV.I. GROWTH-SERIES 1                         o TOUCHSTONE BARON SMALL CAP
 o AIM V.I. GOVERNMENT SECURITIES-SERIES 1         o TOUCHSTONE EMERGING GROWTH
 o ALGER AMERICAN SMALL CAPITALIZATION-CLASS O     o TOUCHSTONETHIRD AVENUEVALUE
 o ALGER AMERICAN GROWTH-CLASS O                   o TOUCHSTONE LARGE CAP GROWTH
 o MFS VIT EMERGING GROWTH-INITIAL CLASS           o TOUCHSTONE ENHANCED 30
 o MFSVIT INVESTORSTRUST-INITIAL CLASS             o TOUCHSTONEVALUE PLUS
 o PIMCO VIT LONG-TERM U.S.                        o TOUCHSTONE GROWTH & INCOME
   GOVERNMENT-ADMINISTRATIVE CLASS                 o TOUCHSTONE BALANCED
 o PUTNAM VT INTERNATIONAL EQUITY-CLASS IB         o TOUCHSTONE HIGH YIELD
 o SCUDDERVIT EQUITY 500 INDEX-CLASS A             o TOUCHSTONE CORE BOND
 o TOUCHSTONE INTERNATIONAL EQUITY                 o TOUCHSTONE MONEY MARKET

The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.

The Statement of Additional Information dated May 1, 2003 contains more information about the Contract,WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 51 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W.,Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK. NO BANK HAS GUARANTEED OR ENDORSED THE CONTRACTS. THE CONTRACTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND OR ANY OTHER AGENCY.

INVESTMENTS IN VARIABLE ANNUITIES INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AND EARNINGS.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

TABLE OF CONTENTS
-----------------
                                                                           PAGE

Cover Page....................................................................1

Table Of Contents.............................................................3

Glossary......................................................................4

Fee And Expense Tables........................................................5



Summary.......................................................................7

Purchasing Your Contract......................................................9

Transferring Your Money .....................................................11

Accessing Your Money.........................................................13

Charges......................................................................16

Information About The Investment Options ....................................19

Valuation Of Your Investments ...............................................22

Performance Information......................................................23

Annuity Income Payment Options...............................................24

Death Benefit................................................................27

WSLAC And Separate Account 1.................................................28

Underwriter..................................................................29

Voting Rights ...............................................................30

Other Information About Your Contract........................................31

Federal Income Tax Information...............................................33

Supplement A:Accumulation Unit Values........................................39

Supplement B: Section 401 Plans and Section 403(b) Plans.....................42

Supplement C: State of Texas Optional Retirement Program ....................47

Table Of Contents For Statement Of Additional Information....................51

GLOSSARY
--------

ACCUMULATION UNIT                          CONTRACT YEAR
------------------                         --------------
 A unit of measure used to calculate a      A year that starts on your Contract
 Contract owner's share of a Sub-           Date or the anniversary of your
 Account.                                   Contract Date.

ACCUMULATION UNIT VALUE                    FIXED ACCOUNT
-----------------------                    --------------
 The dollar value of an Accumulation        An option that provides a fixed rate
 Unit in a Sub-Account.                     of interest.

ANNUITANT                                  FUND
---------                                  -----
 The person whose life is used to           Each Sub-Account invests in a Fund
 determine the amount of any annuity        that has the same investment
 income payments and the length of          objective as the Sub-Account.
 time for which the payments are made.

                                           INCOME DATE
CODE                                       -----------
----                                        The date on which annuity payments
 The Internal Revenue Code of 1986,         are scheduled to begin.
 as amended.

                                           SUB-ACCOUNT
CONTRACT                                   -----------
--------                                    Each Sub-Account invests in a Fund,
 The Touchstone Gold Variable Annuity       which has the same investment
 Contract, including the application and    objective as the Sub-Account.
 any amendments, riders or
 endorsements.

                                           SURRENDER VALUE
                                           ----------------
CONTRACT DATE                               The Contract Value minus any
-------------                               surrender charges and contract
 The effective date of a Contract.The       maintenance charge.
 Contract Date is shown on page 3 of
 your Contract.
                                           WSLAC, WE, OUR AND US
                                           ---------------------
CONTRACT VALUE                              Western-Southern Life Assurance
--------------                              Company.
 The total value of your Contract at any
 time before or on the Income Date.        YOU AND YOUR
 This represents the sum of the value of   ------------
 your investments in the Sub-Accounts       The owner of the Contract.
 and the value of your investments in
 the Fixed Account.

FEE AND EXPENSE TABLES
----------------------


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

 Contract Owner Transaction Expenses

             MAXIMUM CONTINGENT DEFERRED SALES CHARGE
                                   (Surrender Charge)
 (as a percentage of amount surrendered or withdrawn)/1/        7.00%
 ----------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Maintenance Charge/2/                          $35.00

Separate Account Annual Expenses

                                                             Sub-Account
                                                          Annual Expenses
                                                        (as a percentage of
                                                       average account value)
                 MORTALITY AND EXPENSE RISK CHARGES             1.20%
                -------------------------------------------------------------
                     CONTRACT ADMINISTRATION CHARGE             0.15%
                    ---------------------------------------------------------
                                              TOTAL             1.35%
                                              -------------------------------

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                                                                Minimum  Maximum

                        TOTAL ANNUAL FUND OPERATING EXPENSES/3/
     (expenses that are deducted from Fund assets, including
         management fees and other expenses, as a percentage
of average daily net assets and after expense reimbursement)    0.32%      2.67%
--------------------------------------------------------------------------------

/1/ The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group.The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time.If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

/2/ In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

/3/ The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2002, or in the case of the Touchstone Baron Small Cap Fund, for the period ended June 30, 2002. Expenses of the Touchstone Third Avenue Value Fund and the Touchstone Large Cap Fund expenses were restated to reflect an estimate of what expenses would have been for the fiscal year ended December 21, 2002 had mergers of those funds with certain of The Legends Funds, Inc. taken place as of that date.

    If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.30% and 1.65% respectively. The expense reimbursement and fee waiver arrangements reflected in these minimum and maximum total expenses are expected to continue through April 30, 2005.

Example


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees/1/, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                 1 Year           3 Years          5 Years         10 Years
                 $1,125           $1,838           $2,543           $4,450

(2) If you do NOT surrender your Contract:

                  1 Year          3 Years          5 Years         10 Years
                   $425           $1,298           $2,183           $4,450

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                  1 Year          3 Years          5 Years         10 Years
                   $884           $1,106           $1,333           $2,109

(2) If you do NOT surrender your Contract:

                  1 Year          3 Years          5 Years         10 Years
                   $184            $566             $973            $2,109



/1/ The contract maintenance charge is reflected as a charge of $12.21 per $10,000, which is reflective of actual contract maintenance charges collected by us for all Contracts during calendar year 2002.

SUMMARY
-------


This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 9 through 32 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.


How the Contract Works

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.


The Contract also provides a death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance, if the Annuitant dies before age 80.


Who Should Purchase the Contract

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

Purchasing a Contract

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

Selecting Your Investment Options

You can allocate your purchase payments among the following investment options.

Sub-Accounts

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.


 o AIM V.I. Growth                               o Touchstone Emerging Growth
 o AIM V.I. Government Securities                o Touchstone Third Avenue Value
 o Alger American Small Capitalization           o Touchstone Large Cap Growth
 o Alger American Growth                         o Touchstone Enhanced 30
 o MFS VIT Emerging Growth                       o Touchstone Value Plus
 o MFS VIT Investors Trust                       o Touchstone Growth & Income
 o PIMCO VIT Long-Term U.S. Government           o Touchstone Balanced
 o Putnam VT International Equity                o Touchstone High Yield
 o Scudder VIT Equity 500 Index                  o Touchstone Core Bond
 o Touchstone International Equity               o Touchstone Money Market
 o Touchstone Baron Small Cap

Fixed Account

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

Transferring Among Investment Options

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.

Accessing Your Money

You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

Charges and Fees

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees and fund expenses. Some charges and fees do not apply to money invested in the Fixed Account.

10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Additional Information

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

Accumulation Unit Values


The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2003, are shown in Supplement A on pages 39 through 41.

PURCHASING YOUR CONTRACT
------------------------

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimum and Maximum Purchase Payments

   o You can purchase a Contract for $2,000 or more.
   o A purchase of over $500,000 may be made with our prior approval.
   o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.
   o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100, and may not exceed $500,000 without our prior approval.
   o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.

10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Investment Options

You decide how to allocate your purchase payments by selecting from the following investment options.

Sub-Accounts


 o AIM V.I. Growth                               o Touchstone Emerging Growth
 o AIM V.I. Government Securities                o Touchstone Third Avenue Value
 o Alger American Small Capitalization           o Touchstone Large Cap Growth
 o Alger American Growth                         o Touchstone Enhanced 30
 o MFS VIT Emerging Growth                       o Touchstone Value Plus
 o MFS VIT Investors Trust                       o Touchstone Growth & Income
 o PIMCO VIT Long-Term U.S. Government           o Touchstone Balanced
 o Putnam VT International Equity                o Touchstone High Yield
 o Scudder VIT Equity 500 Index                  o Touchstone Core Bond
 o Touchstone International Equity               o Touchstone Money Market
 o Touchstone Baron Small Cap

Fixed Account

   o Fixed return of at least 3% per year.

Allocation of Purchase Payments

Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

   o Allocate at least 1% of your initial purchase payment to each investment option you choose.
   o Use whole percentages. For example, you can allocate
     33% or 34% to an investment option, not 33 1/3%.
   o Make sure your percentages total 100%.


You should review      Allocation Changes by Phone. You can change the allocation of your future
your selected          purchase payments over the phone by following these steps:
investment options
and allocations        STEP 1. Fill out either the telephone authorization part of the application or a
periodically to        Telephone Authorization Form. You can get a copy of either form by contacting
determine if they      the Touchstone Variable Annuity Service Center. You must complete and return one
are appropriate        of these forms before you call to change your allocations over the phone.
considering market
conditions and your    STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796
financial objectives.  (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.


   Give the representative the following information:

   o Your Social Security number
   o Your Contract number or other precise information that identifies your Contract
   o Your allocation instructions

Allocation Changes in Writing. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

   o Your Contract number or other precise information that identifies your Contract
   o Your allocation instructions

TRANSFERRING YOUR MONEY
-----------------------

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

   o Each transfer must be at least $250.
   o The allocation to each investment option must be at least 1% of the total transfer amount.
   o You can transfer money among the Sub-Accounts once every 30 days.
   o You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.
   o You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.

Transfers by Phone. You can transfer your money by calling us and following these steps:

STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

   Give the representative the following information:

   o Your Social Security number
   o Your Contract number or other precise information that identifies your Contract
   o Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

   o Your Contract number or other precise information that identifies your Contract
   o Your transfer instructions

Third Party Authorization

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

Market Timing

Market timing transfers can disrupt an underlying Fund's ability to process transactions, which may disadvantage other Contract owners. To avoid this, we can modify the transfer rights of Contract owners engaged in market timing activity that is deemed to be disruptive.

Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to
DOLLAR COST                  be effective, you should continue to invest during both market ups and downs.
AVERAGING                    You should also consider your financial ability to maintain a consistent level
----------                   of investment over time.
Dollar cost averaging
can result in a lower        Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at
average cost of              regular intervals from the Touchstone Money Market Sub-Account or the Fixed
investing over time.         Account to other Sub-Accounts. You can make the following transfers:
While dollar cost
averaging does not              o A specific dollar amount
guarantee a profit              o A specific percentage of your money in the Touchstone Money Market
or prevent a loss,                Sub-Account or the Fixed Account (or a pro rata portion until source of
you have a higher                 funds is depleted)
likelihood to profit            o Earnings in the Touchstone Money Market Sub-Account or the Fixed Account
from this long-term
investment method.



You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

   o Your Contract Value must be at least $10,000.
   o Dollar cost averaging transfers must continue for at least 12 months.
   o Each transfer must be at least $200.
   o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Touchstone's Automatic Rebalancing Program

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.

ACCESSING YOUR MONEY
--------------------

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.


If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 17.


Partial Withdrawals

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

   o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.
   o Each withdrawal must be at least $250.
   o If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.


If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 14. You can discontinue your systematic withdrawals at any time by sending written instructions to us.


Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

Penalty Taxes


If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 35.


Accessing Your Money
Without Paying Surrender Charges

To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

PURCHASE PAYMENTS INVESTED FOR 7 YEARS. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

FREE AMOUNTS. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your purchase payments that have been invested for less than seven years and that have not been already withdrawn. These amounts are called free amounts.

WITHDRAWAL OF EARNINGS. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

MEDICAL CARE ACCESS. We may waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital, as defined by us for 30 days or more after the Contract Date at the time of the withdrawal.

DEATH BENEFITS. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

ANNUITY INCOME PAYMENTS. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.

Processing Withdrawals


When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Growth & Income Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Growth & Income Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).


If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

   o The New York Stock Exchange is closed on a day that it normally would be open.
   o Trading on the New York Stock Exchange is restricted.
   o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
   o The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

CHARGES
-------

Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.


                                 Contract Maintenance             Contract Administration
                                      Charge                              Charge

                               o On the anniversary of your       o On each day the New
                                 Contract Date each year            York Stock Exchange
                                 until annuity payments             is open for trading.
                                 begin.
                               o The date we start annuity
                                 payments.
                               o The date you completely
          WHEN CHARGED?          surrender your Contract.
          -----------------------------------------------------------------------------------------
                               o $35 each year during the         o The effective annual
                                 first 10 years of your             rate of the charge is 0.15%.
                                 Contract.
                               o After the 10th anniversary
                                 of your Contract Date, the
                                 lesser of $35 and 0.17% of
                                 your Contract Value on
                                 each subsequent
                                 anniversary of your
      HOW MUCH CHARGED?          Contract Date.
      ---------------------------------------------------------------------------------------------
                               o We reduce your Contract          o We deduct this charge
                                 Value. The number of               from the Accumulation
                                 Accumulation Units you             Unit Value of each Sub-
                                 own in each Sub-Account            Account. We do not
                                 is reduced and the value of        impose this charge on
                                 your investment in the             your money in the Fixed
                                 Fixed Account is reduced           Account.
           HOW CHARGED?          on a pro-rata basis.
           ----------------------------------------------------------------------------------------

If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

Calculating the Surrender Charge

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

   o Free amounts
   o Purchase payments that have been invested for more than 7 years
   o Other purchase payments in the order in which we received them, starting with the oldest purchase payment
   o Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:

     Completed Years from
   Date of Purchase Payment                               Surrender Charge

Less than 1 year ....................................7% of the purchase payment
1 year but less than 2 years.........................7% of the purchase payment
2 years but less than 3 years........................6% of the purchase payment
3 years but less than 4 years........................5% of the purchase payment
4 years but less than 5 years........................4% of the purchase payment
5 years but less than 6 years........................2% of the purchase payment
6 years but less than 7 years........................1% of the purchase payment
7 years or more......................................                      None

We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.

Reduced Surrender Charges for Certain Contracts

Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

Premium Taxes

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

   o We pay the premium tax
   o You surrender or withdraw money from your Contract
   o The death benefit is paid
   o Annuity payments begin

INFORMATION ABOUT THE INVESTMENT OPTIONS
----------------------------------------

The Sub-Accounts and the Funds

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:


                                        Investment Objective                          Advisors/Sub-Advisors

               AIM V.I.
        GROWTH-SERIES 1          The Fund seeks to provide growth of capital.      A I M Advisors, Inc.
        -------------------------------------------------------------------------------------------------------------
               AIM V.I.          The Fund seeks to achieve a high level of
             GOVERNMENT          current income consistent with reasonable
    SECURITIES-SERIES 1          concern for safety of principal.                  A I M Advisors, Inc.
    -----------------------------------------------------------------------------------------------------------------
                  ALGER
         AMERICAN SMALL          The Fund seeks to provide long-term
 CAPITALIZATION-CLASS O          capital appreciation.                             Fred Alger Management, Inc.
 --------------------------------------------------------------------------------------------------------------------
         ALGER AMERICAN          The Fund seeks to provide long-term
         GROWTH-CLASS O          capital appreciation.                             Fred Alger Management, Inc.
         ------------------------------------------------------------------------------------------------------------
                MFS VIT
       EMERGING GROWTH-          The Fund seeks to provide long-term               Massachusetts Financial
          INITIAL CLASS          growth of capital.                                Services Company
       --------------------------------------------------------------------------------------------------------------
                                 The Fund's objective is to seek long-
                MFS VIT          term growth of capital with a secondary
       INVESTORS TRUST-          objective to seek reasonable current              Massachusetts Financial
          INITIAL CLASS          income.                                           Services Company
       --------------------------------------------------------------------------------------------------------------

              PIMCO VIT
         LONG-TERM U.S.          The Fund seeks maximum total return
            GOVERNMENT-          consistent with preservation of capital and       Pacific Investment
   ADMINISTRATIVE CLASS          prudent investment management.                    Management Company LLC
   ------------------------------------------------------------------------------------------------------------------
              PUTNAM VT
          INTERNATIONAL
        EQUITY-CLASS IB          The Fund seeks capital appreciation.              Putnam Investment Management, LLC
        -------------------------------------------------------------------------------------------------------------
                                 The Fund seeks to replicate, as closely as
            SCUDDER VIT          possible, before expenses, the performance
             EQUITY 500          of the S&P 500 Index, which emphasizes
          INDEX-CLASS A          stocks of large U.S. companies.                   Deutsche Asset Management, Inc.

          -----------------------------------------------------------------------------------------------------------
                                 The Fund seeks long-term growth of
             TOUCHSTONE          capital through investment in equity              Bank of Ireland
   INTERNATIONAL EQUITY          securities of foreign issuers.                    Asset Management (U.S.) Limited*
   ------------------------------------------------------------------------------------------------------------------

             TOUCHSTONE          The Fund seeks long-term capital
        BARON SMALL CAP          appreciation.                                     BAMCO, Inc.*

        -------------------------------------------------------------------------------------------------------------
                                 The Fund seeks to increase the value of           TCW Investment Management Company*
             TOUCHSTONE          its shares as a primary goal and to earn          Westfield Capital Management
        EMERGING GROWTH          income as a secondary goal.                       Company, Inc.*
        -------------------------------------------------------------------------------------------------------------

             TOUCHSTONE
   THIRD AVENUE VALUE**          The Fund seeks long-term capital apprciation.     Third Avenue Management LLC*

   ------------------------------------------------------------------------------------------------------------------



*Sub-Advisors to Touchstone Advisors, Inc.
**Formerly Touchstone Small Cap Value


                                        Investment Objective                              Advisors/Sub-Advisors


             TOUCHSTONE          The Fund seeks long-term capital
       LARGE CAP GROWTH          appreciation.                                     Harris Bretall Sullivan & Smith LLC*
       ----------------------------------------------------------------------------------------------------------------

                                 The Fund seeks to achieve a total
                                 return that is higher than the total
             TOUCHSTONE          return of the Dow Jones Industrial
            ENHANCED 30          Average (DJIA).                                   Todd Investment Advisors, Inc.*
            -----------------------------------------------------------------------------------------------------------
             TOUCHSTONE          The Fund seeks to increase the value of           Fort Washington Investment
             VALUE PLUS          its shares over the long-term.                    Advisors,Inc.*
             ----------------------------------------------------------------------------------------------------------
                                 The Fund seeks to increase the value of
             TOUCHSTONE          Fund shares over the long-term, while             Deutsche Investment Management
        GROWTH & INCOME          receiving dividend income.                        Americas Inc.*
        ---------------------------------------------------------------------------------------------------------------
             TOUCHSTONE          The Fund seeks to achieve both an increase
               BALANCED          in share price and current income.                OpCap Advisors,  Inc.*
               --------------------------------------------------------------------------------------------------------
                                 The Fund seeks to achieve a high level of
             TOUCHSTONE          current income as its main goal with              Fort Washington Investment
             HIGH YIELD          capital appreciation as a secondary goal.         Advisors,Inc.*
             ----------------------------------------------------------------------------------------------------------

                                 The Fund seeks to provide a high level
                                 of current income as is consistent with
             TOUCHSTONE          the preservation of capital. Capital              Fort Washington Investment
            CORE BOND**          appreciation is a secondary goal.                 Advisors,Inc.*

            -----------------------------------------------------------------------------------------------------------
                                 The Fund seeks high current income
                                 consistent with liquidity and stability of
                                 principal. The Fund is a money market
             TOUCHSTONE          fund and tries to maintain a constant             Fort Washington Investment
           MONEY MARKET          share price of $1.00 per share.                   Advisors,Inc.*
           ------------------------------------------------------------------------------------------------------------


*Sub-Advisors to Touchstone Advisors, Inc.
**Formerly Touchstone Bond.


The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, or withdrawal request.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

The Fixed Account

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.

VALUATION OF YOUR INVESTMENTS
-----------------------------

Sub-Accounts


ACCUMULATION UNIT        The value of your interest in a Sub-Account is measured in Accumulation Units.
-----------------        An Accumulation Unit is an accounting unit of measure. It is similar to a share
A unit of measure        of a mutual fund. The value of an Accumulation Unit varies from day to day
used to calculate        depending on the investment performance of the Fund in which the Sub-Account is
a Contract owner's       invested and the expenses of the Sub-Account.
share of a Sub-
Account. Although        The Accumulation Unit Value of each Sub-Account is calculated on each day that
it is not the same       the New York Stock Exchange is open for business (Valuation Date). The
as a mutual fund         Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by
share, it is similar.    dividing the value of the Sub-Account's net assets by the number of Accumulation
                         Units credited to the Sub-Account on the Valuation Date.

ACCUMULATION             When you allocate purchase payments to a Sub-Account, your Contract is credited
UNIT VALUE               with Accumulation Units. Other transactions, such as withdrawals, exchanges, and
------------             payments of the annual contract maintenance charge, will increase or decrease
The dollar value of an   the number of Accumulation Units credited to your Contract.
Accumulation Unit in
a Sub-Account.


The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

   o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
   o Any dividend or distributions paid by the corresponding Fund
   o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account
   o The mortality and expense risk charge
   o The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

   o Purchase payments allocated to the Fixed Account
   o Withdrawals from the Fixed Account
   o Transfers to and from the Fixed Account
   o Interest credited to the Fixed Account
   o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges

PERFORMANCE INFORMATION
-----------------------

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.

Standardized Total Return

We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Sub-Account has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.

Non-Standardized Total Return

We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.

Money Market Yield

The "yield" of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" is the same as the yield except that it assumes reinvestment of the income earned in that Sub-Account. Effective yield will be slightly higher than yield because of the compounding effect of this assumed reinvestment.

ANNUITY INCOME PAYMENT OPTIONS
------------------------------

Annuity Phase

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

Determining the Income Date

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

Determining the Payment Amount

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.

Choosing the Payment Option

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.


                                       Overview of Annuity Income Payment Options

 INSTALLMENT INCOME OPTION 1A     Fixed Period -- you select the number of years.
 ---------------------------------------------------------------------------------------------
 INSTALLMENT INCOME OPTION 1B     Fixed Amount-- you select the amount of the monthly payment.
 ---------------------------------------------------------------------------------------------
        LIFE INCOME OPTION 2A     One Life-- we make payments as long as the Annuitant lives.
        --------------------------------------------------------------------------------------
                                  Joint and Survivor-- we make payments as long as either the
        LIFE INCOME OPTION 2B     Annuitant or another designated person lives.
        --------------------------------------------------------------------------------------
                                  Life with Guaranteed Period -- we make guaranteed payments
        LIFE INCOME OPTION 2C     for 10 or 20 years and as long as the Annuitant lives.
        --------------------------------------------------------------------------------------



                                       Annuity Income Payment Options

                                  FIXED PERIOD
                                  Monthly Payment Amount: Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
       INSTALLMENT INCOME         Payment Period: You select the number of years, but no more than 30.
                OPTION 1A         Option to Request Lump Sum Payment: Available at any time.
     ----------------------------------------------------------------------------------------------------------------
                                  FIXED AMOUNT
                                  Monthly Payment Amount: You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is
                                  $60,000, the minimum monthly payment amount is $300 ($5 x 60). The monthly payments will remain the same throughout the payment period.
                                  Payment Period: Payments are made until the entire amount, including interest,
       INSTALLMENT INCOME         is paid. All payments must be made in 30 years or less.
                OPTION 1B         Option to Request Lump Sum Payment: Available at any time.
     ----------------------------------------------------------------------------------------------------------------
                                  ONE LIFE
                                  Monthly Payment Amount: Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                                  Payment Period: We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only one payment was made.
              LIFE INCOME         Option to Request Lump Sum Payment: Not available after the first payment
                OPTION 2A         is made.
             --------------------------------------------------------------------------------------------------------
                                  JOINT AND SURVIVOR
                                  Monthly Payment Amount: Based on the Surrender Value of your Contract and the age and gender of the Annuitant and another designated person on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                                  Payment Period: Based on the lifetimes of the Annuitant and another designated person. Payments continue as long as either person is living. If either person dies before the first payment, we make annuity payments during the survivor's lifetime under Life Income Option 2C guaranteed for 10 years.
              LIFE INCOME         Option to Request Lump Sum Payment: Not available after the first payment
                OPTION 2B         is made.
              -------------------------------------------------------------------------------------------------------
                                  LIFE WITH GUARANTEED PERIOD
                                  Monthly Payment Amount: Based on the Surrender Value of your Contract, and the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments.The monthly payments will remain the same throughout the payment period.
                                  Payment Period: You select 10 or 20 years as the guaranteed period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment period and the Annuitant lives for 12 years, we make payments for 12 years.
              LIFE INCOME         Option to Request Lump Sum Payment: Not available after the first payment
                OPTION 2C         is made.
              -------------------------------------------------------------------------------------------------------

                                       26

DEATH BENEFIT
-------------

If the Annuitant dies before the Income Date, we will pay a death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

BEFORE ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin, before the first day of the calendar month after the Annuitant's 80th birthday, and

BEFORE THE 7TH ANNIVERSARY OF THE           ON OR AFTER THE 7TH ANNIVERSARY OF
CONTRACT DATE                               THE CONTRACT DATE

The death benefit amount will               The death benefit amount will
equal the greater of the following          equal the greatest of the following
2 amounts:                                  3 amounts:

 o  The Contract Value on the date        o The Contract Value on the date
    we receive proof of death of the        we receive proof of death of the
    Annuitant and payment                   Annuitant and payment instructions
    instructions for the beneficiary        for the beneficiary

 o  The sum of all purchase payments      o The sum of all purchase payments
    minus any amounts withdrawn,            minus any amounts withdrawn,
    including any surrender charges         including any surrender charges
    on the withdrawals                      on the withdrawals

                                          o The Contract Value on the most
                                            recent septennial anniversary* of
                                            the Contract Date plus any purchase
                                            payments made since that anniversary
                                            minus any amounts withdrawn since
                                            that anniversary, including any
                                            surrender charges on the withdrawals

* A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

AFTER ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.

THE DEATH BENEFIT AMOUNT WILL EQUAL THE CONTRACT VALUE ON THE DAY WE RECEIVE PROOF OF DEATH OF THE ANNUITANT AND PAYMENT INSTRUCTIONS FOR THE BENEFICIARY.

Annuitant dies after annuity income payments begin.

ANY REMAINING BENEFITS WILL BE PAID BASED ON THE ANNUITY INCOME PAYMENT OPTION IN EFFECT

WSLAC AND SEPARATE ACCOUNT 1
----------------------------

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

Separate Account 1

WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

SA1 currently offers 21 Sub-Account options to purchasers of the Contracts. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.

UNDERWRITER
-----------

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.

VOTING RIGHTS
-------------

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

OTHER INFORMATION ABOUT YOUR CONTRACT
-------------------------------------

Rely on Your Contract

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

Confirmations and Statements

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

Cancellation of Your Contract

If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

Misstatement of Age or Gender

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Assignment

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

Loans

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

No Dividends

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

Financial Statements and Additional Contract Information


Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 51. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-76582. The Registration Number for Separate Account 1 is 811-08420.

FEDERAL INCOME TAX INFORMATION
------------------------------

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

   o WSLAC's tax status
   o The tax status of the Contract
   o Your tax status
   o The tax status of your beneficiary
   o The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan,"you" are the plan participant for whose benefit the contract is purchased.

Tax Status of WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

Tax Status of the Contract

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.

Tax Treatment of Non-Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".



                         A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal
The cost basis of        from the Contract, surrender it or start receiving annuity payments from it.
your Non-Qualified       When you make a withdrawal from your Non-Qualified Contract, surrender it or
Contract is generally    receive an annuity payment from it, you will have to include in income for
the sum of your          federal income tax purposes the portion of the payment that reflects investment
purchase payments        earnings (but no other part of the payment which reflects an amount that has
for the Contract.        already been included in your income for federal income tax purposes).


Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment of Withdrawals, Surrenders and Distributions

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

Tax Treatment of Partial Withdrawals and Surrenders

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

Tax Treatment of Annuity Payments

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

   o A distribution that is made on or after the date you reach age 59 1/2
   o A distribution that is made on or after your death
   o A distribution that is made when you are disabled (as defined in section 72(m) of the Code)
   o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract
   o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982
   o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period

Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

Tax Treatment of Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

   o Traditional IRAs (individual retirement annuities under Section 408 of the Code)
   o Roth IRAs (individual retirement annuities under Section 408A of the Code)
   o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)
   o Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)
   o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)
   o SEPs (Simplified Employee Pension Plans under Section 408(k) of the Code)
   o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)
   o Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.

Limitations Imposed by the Code or the Qualified Plan

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

   o Amounts of allowable contributions
   o Form, manner and timing of distributions
   o Vesting and nonforfeitability of interests
   o Nondiscrimination in eligibility, participation, contributions and benefits
   o Tax treatment of distributions, withdrawals and surrenders
   o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan
   o Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.


The tax rules            TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of
regarding Qualified      purchasing a Qualified Contract in connection with a Traditional IRA or a Roth
Plans are complex,       IRA, we will provide you with an IRA Disclosure Statement.
change frequently
and will have            SECTION 401 PLANS AND SECTION 403(B) PLANS. To help you understand the tax
different applications   consequences of purchasing a Qualified Contract in connection with a Section 401
depending on             plan or a Section 403(b) plan, we have included a supplement in this Prospectus
individual facts and     as to such plans. The supplement summarizes certain federal income tax laws and
circumstances. You       is based on our understanding of these laws. Because the supplement is a
should consult your      summary, it does not contain all the information that may be important to you.
own tax advisors         The supplement is for general informational purposes only.
before you purchase
a Qualified Contract.


TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.

SUPPLEMENT A
-------------



Accumulation Unit Values                                                                          ACCUMULATION UNIT
                                                                                               -----------------
The Accumulation Unit Values shown in the table below are for an Accumulation                     A unit of measure
Unit outstanding throughout the periods. An explanation of how an Accumulation                    used to calculate a
Unit Value is calculated is located on page 22 in this Prospectus.                                Contract owner's
                                                                                                  share of a Sub-
                                                                                                  Account. Although
                               Years Ended   Unit Value at    Unit Value at      Number of Units  it is not the same
                               December 31   Beginning of     End of Year        at End of Year   as a mutual fund
                                                 Year                                             share, it is similar.
                                1999/1/      10.000000      12.386830                1,200,117
                                2000         12.386830       9.718353                1,812,173    ACCUMULATION
                                2001          9.718353       6.339078                1,509,814    UNIT VALUE
        AIM V.I. GROWTH         2002          6.339078       4.317351                1,142,848    -----------
        --------------------------------------------------------------------------------------    The dollar value of an
                                1999/1/      10.000000       9.928089                   51,404    Accumulation Unit
                                2000          9.928089      10.788341                  111,199    in a Sub-Account.
    AIM V.I. GOVERNMENT         2001         10.788341      11.326516                  135,339
             SECURITIES         2002         11.326516      12.247868                  335,054
    ------------------------------------------------------------------------------------------
                                1999/1/      10.000000      13.645334                  150,574
                                2000         13.645334       9.802330                  572,987
         ALGER AMERICAN         2001          9.802330       6.816681                  452,837
   SMALL CAPITALIZATION         2002          6.816681       4.961946                  311,222
   -------------------------------------------------------------------------------------------
                                1999/1/      10.000000      12.050408                1,426,332
                                2000         12.050408      10.133785                1,918,845
         ALGER AMERICAN         2001         10.133785       8.816622                1,460,260
                 GROWTH         2002          8.816622       5.829032                1,017,666
         -------------------------------------------------------------------------------------
                                1999/1/      10.000000      16.408335                  424,862
                                2000         16.408335      13.016406                  917,117
                MFS VIT         2001         13.016406       8.541410                  682,980
        EMERGING GROWTH         2002          8.541410       5.582284                  518,002
        --------------------------------------------------------------------------------------
                                1999/1/      10.000000      10.298332                  842,535
                                2000         10.298332      10.146955                1,119,486
                MFS VIT         2001         10.146955       8.413836                  904,649
        INVESTORS TRUST         2002          8.413836       6.561334                  621,755
        --------------------------------------------------------------------------------------
                                1999/1/      10.000000       9.641838                  234,504
              PIMCO VIT         2000          9.641838      11.533723                  469,721
              LONG-TERM         2001         11.533723      12.048048                  491,076
        U.S. GOVERNMENT         2002         12.048048      13.977946                  529,898
        --------------------------------------------------------------------------------------
                                2000/2/      10.000000       9.303488                  173,612
            SCUDDER VIT         2001          9.303488       8.060562                  180,003
       EQUITY 500 INDEX         2002          8.060562       6.178289                  175,826
       ---------------------------------------------------------------------------------------
                                1995/3/      10.000000      11.230830                   15,645
                                1996         11.230830      12.350885                  252,346
                                1997         12.350885      13.984724                  939,980
                                1998         13.984724      16.586786                1,501,239
                                1999         16.586796      22.335784                1,273,417
                                2000         22.335784      17.866975                1,258,526
             TOUCHSTONE         2001         17.866975      12.396304                1,168,728
   INTERNATIONAL EQUITY         2002         12.396304       9.346980                  987,961
   -------------------------------------------------------------------------------------------



                            Years Ended    Unit Value at   Unit Value at         Number of Units
                            December 31  Beginning of Year  End of Year           at End of Year

                              1995/3/        10.000000      11.687169                   14,972
                              1996           11.687169      12.817847                  236,639
                              1997           12.817847      16.905544                  921,086
                              1998           16.905544      17.227461                1,527,712
                              1999           17.227461      24.945052                1,194,568
                              2000           24.945052      31.905234                1,027,279
             TOUCHSTONE       2001           31.905234      30.652383                  881,434
        EMERGING GROWTH       2002           30.652383      23.494879                  692,610
        --------------------------------------------------------------------------------------
                              1999/1/        10.000000      11.485000                   19,113
                              2000           11.485000       9.097565                   96,734
             TOUCHSTONE       2001            9.097565      10.246261                  118,515
     THIRD AVENUE VALUE       2002           10.246261       7.830226                  143,326
     -----------------------------------------------------------------------------------------
             TOUCHSTONE       2001/4/        10.000000       8.909627                   45,435
       LARGE CAP GROWTH       2002            8.909627       5.759382                   34,987
       ---------------------------------------------------------------------------------------
                              1999/1/        10.000000      10.649017                  263,644
                              2000           10.649017      10.197589                  221,023
             TOUCHSTONE       2001           10.197589       8.909282                  188,348
            ENHANCED 30       2002            8.909282       6.797592                  171,128
            ----------------------------------------------------------------------------------
                              1998/5/        10.000000      10.119923                  221,536
                              1999           10.119923      11.484675                  503,145
                              2000           11.484675      11.632177                  455,261
             TOUCHSTONE       2001           11.632177      11.374653                  467,275
             VALUE PLUS       2002           11.374653       8.231427                  365,796
             ---------------------------------------------------------------------------------
                              1995/3/        10.000000      12.490239                   28,701
                              1996           12.490239      14.161478                  451,141
                              1997           14.161478      16.749955                1,858,720
                              1998           16.749955      17.758155                2,973,336
                              1999           17.758155      17.957567                2,362,289
                              2000           17.957567      19.874253                1,654,656
             TOUCHSTONE       2001           19.874253      18.573609                1,354,722
        GROWTH & INCOME       2002           18.573609      15.594493                1,098,212
        --------------------------------------------------------------------------------------
                              1995/3/        10.000000      11.962842                   28,416
                              1996           11.962842      13.782738                  266,916
                              1997           13.782738      16.130170                1,153,567
                              1998           16.130170      16.780412                2,142,449
                              1999           16.780412      18.149355                1,713,391
                              2000           18.149355      20.185864                1,376,550
             TOUCHSTONE       2001           20.185864      20.448209                1,199,393
               BALANCED       2002           20.448209      18.341110                  983,569
               -------------------------------------------------------------------------------



                          Years Ended     Unit Value at    Unit Value at           Number of Units
                          December 31   Beginning of Year   End of Year             at End of Year

                              1999/1/        10.000000       9.186113                  108,456
                              2000            9.186113       9.002382                  201,564
            TOUCHSTONE        2001            9.002382       9.497443                1,532,122
            HIGH YIELD        2002            9.497443       9.635371                1,258,428
            ----------------------------------------------------------------------------------
                              1995/3/        10.000000      11.262524                   28,863
                              1996           11.262524      11.395131                  235,025
                              1997           11.395131      12.137441                  936,431
                              1998           12.137441      12.960022                1,764,079
                              1999           12.960022      12.623260                1,527,257
                              2000           12.623260      13.602365                1,197,861
            TOUCHSTONE        2001           13.602365      14.473580                1,057,023
             CORE BOND        2002           14.473580      15.413573                  915,185
             ---------------------------------------------------------------------------------
            TOUCHSTONE        2001/4/        10.000000      10.118290                   98,402
          MONEY MARKET        2002           10.118290      10.142306                  200,619
          ------------------------------------------------------------------------------------



/1/ Sub-Account operations began on May 14, 1999
/2/ Sub-Account operations began on May 3, 2000
/3/ Sub-Account operations began on February 23, 1995
/4/ Sub-Account operations began on May 1, 2001
/5/ Sub-Account operations began on May 1, 1998

SUPPLEMENT B

Federal Income Tax Information
Section 401and Section 403(b) Plans


Because the                  Section 401(a) of the Code permits sole proprietorships, partnerships,
provisions of Section        corporations and certain other organizations operating businesses to
401 plans and Section        establish various types of Qualified Plans (called "Section 401 plans"
403(b) plans vary            in this Supplement) for their employees (and, if applicable, those
from plan to plan,           self-employed persons working in the businesses). A Qualified Contract
you should contact           may be purchased to provide benefits to a participant in a Section 401
your plan admin-             plan.
istrator for additional
information.


Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN.
If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

   o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).
   o To another Section 401 plan or a certain kind of annuity plan under
     Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).
   o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).
   o To an eligible Section 457(b) plan maintained by a governmental employer (governmental 457 plan).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:





   o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.
   o It is made by reason of a hardship.
   o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.
   o It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.
   o It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.
   o It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.

Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

   o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year.
   o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are NOT treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the LATER of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.

SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

   o A distribution that is made on or after the date you reach age 59 1/2
   o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
   o A distribution that is made on or after your death
   o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)
   o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract
   o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
   o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section
     213 of the Code (determined without regard to whether or not you itemize deductions)

   o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

   o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
   o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
   o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

Special Provisions

LOANS. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

   o The amount of each loan must generally be a minimum amount as determined under the applicable plan.
   o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.
   o The loan must be repaid in substantially equal payments made at least quarterly.
   o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.
   o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable
Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.

In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.

SUPPLEMENT C
------------

State of Texas Optional Retirement Program

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP Contracts

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract."State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Distributions from an ORP Contract are considered to have begun if:

   o Distributions are made on account of you reaching your required beginning date
   o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
     Section 1.401(a)(9) of the Regulations

SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.

Federal Income Tax Information

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

   o A distribution that is made on or after the date you reach age 59 1/2
   o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
   o A distribution that is made on or after your death
   o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)
   o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract

   o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
   o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)
   o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

   o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
   o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
   o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

Withdrawal Limitations Under the Code

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of yourfinancial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

NOTES
                                       50

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE

General . . . . . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . 3

Safekeeping Of Assets .. . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Distribution Of The Contracts .. . . . . . . . . . . . . . . . . . . . . . . . 3

Sub-Account Performance . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

Sub-Account Accumulation Unit Values . . . . . . . . . . . . . . . . . . . . . 8

Fixed Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

Fixed Annuity Income Payments . . . . . . . . . . . . . . . . . . . . . . . .  9

Qualification As An "Annuity Contract" . . . . . . . . . . . . . . . . . . .  10

Independent Auditors . . . . . . . . . . . . . . . . .  . . . . .. . . . . .  12


Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 1

TOUCHSTONE GOLD VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS

----------------------------
STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2003


----------------------------



This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2003 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.


A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.


FORM 7135 (5/03)

TABLE OF CONTENTS
OF
STATEMENT OF ADDITIONAL INFORMATION

                                                                       Page

General                                                                3

Safekeeping of Assets                                                  3

Distribution of the Contracts                                          3

Sub-Account Performance                                                4


Sub-Account Accumulation Unit Values                                   8

Fixed Account Value                                                    9

Fixed Annuity Income Payments                                          9

Qualification as an "Annuity Contract"                                 10

Independent Auditors                                                   12

Financial Statements                                                   12

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.


                                                                                       AMOUNTS
PERIOD                                  SALES COMMISSIONS PAID         RETAINED BY DISTRIBUTOR

For the year ended December 31, 2000                $3,178,875                        $414,763
For the year ended December 31, 2001                $1,622,238                        $199,659
For the year ended December 31, 2002                $1,134,975                        $122,626


SUB-ACCOUNT PERFORMANCE

MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365
         Where:
         BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                              Unit Value for the money market ("AUV") over a 7-day period determined as follows:

                   AUV at end of 7-day period - AUV at beginning of 7-day period
                   -------------------------------------------------------------
                                AUV at beginning of 7-day period

Because the Net Asset Value of the money market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1

The yields and effective yields for the money market Sub-Account for the 7-day period ended December 31, 2002 are as follows:

         Yield                                       Effective Yield
         -----                                       ---------------
         -0.34%                                             -0.34%


The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of Surrender Charges or Contract Maintenance Charges that may be applicable on surrender of a Contract.

TOTAL RETURN


The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and the underlying funds and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.


Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

    P         =       a hypothetical initial purchase payment of $1,000
    T         =       average annual total return
    n         =       number of years and/or portion of a year
    ERV       =       ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period

The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended December 31, 2002.


                                                        Average Annual                       Cumulative
                                      Total             Total Return                      Total Return*
                                      Return         Five         Since          One           Five         Since
                                     One Year       Years       Inception        Year          Year       Inception
AIM V.I. Growth**                    -42.39%         ---         -29.17%       -31.89%         ---         -56.83%

AIM V.I. Government Securities**      -2.37%         ---          1.10%         8.13%          ---          22.48%

Alger American Small                 -37.71%         ---         -25.01%       -27.21%         ---         -50.38%
Capitalization**

Alger American Growth**              -44.39%         ---         -20.33%       -33.89%         ---         -41.71%

MFS VIT Emerging Growth**            -45.14%         ---         -21.58%       -34.64%         ---         -44.18%

MFS VIT Investors Trust**            -32.52%         ---         -16.93%       -22.02%         ---         -34.39%

PIMCO VIT Long-Term U.S.               5.52%         ---          5.05%         16.02%         ---          39.78%
Government**

Scudder VIT Equity 500 Index***      -33.85%         ---         -22.65%       -23.35%         ---         -38.22%

Touchstone International             -35.10%       -13.18%        -5.16%       -24.60%       -33.16%        -6.53%
Equity****

Touchstone Emerging Growth****       -33.85%        3.97%         9.52%        -23.35%        38.98%       134.95%

Touchstone Third Avenue Value**,     -34.08%         ---         -11.88%       -23.58%         ---         -21.70%
(1)

Touchstone Large Cap                 -45.86%         ---         -33.22%       -35.36%         ---         -42.41%
Growth******, (2)

Touchstone Enhanced 30**             -34.20%         ---         -15.92%       -23.70%         ---         -32.02%

Touchstone Value Plus*****           -38.13%        -8.88%        -8.88%       -27.63%       -17.69%       -17.69%

Touchstone Growth & Income****       -26.54%        -5.44%        3.13%        -16.04%        -6.90%        55.94%

Touchstone Balanced****              -20.80%        -0.77%        5.67%        -10.30%        13.71%        83.41%

Touchstone High Yield**               -9.05%         ---          -5.92%        1.45%          ---          -3.65%

Touchstone Core Bond****, (3)         -4.01%        1.83%         2.94%         6.49%         26.99%        54.14%

Touchstone Money Market******        -10.26%         ---          -5.97%        0.24%          ---          1.42%

* Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the beginning of the period.
** Total return since inception based on a period beginning May 14, 1999.
*** Total return since inception based on a period beginning May 3, 2000.
**** Total return since inception based on a period beginning February 28, 1995. ***** Total return since inception based on a period beginning May 1, 1998. ****** Total return since inception based on a period beginning May 1, 2001.

(1) Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Third Avenue Value Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Third Avenue Value Portfolio and the Touchstone Third Avenue Value Fund (formerly Touchstone Small Cap Fund) which was effective April 28, 2003. Please see the prospectus for the Touchstone Third Avenue Value Fund for additional information.

(2) Performance history for this fund reflects the historical performance of The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, which is the performance survivor of a merger between The Legends Fund, Inc. Harris, Bretall, Sullivan & Smith Equity Growth Portfolio, the Touchstone Growth/Value Fund and the Touchstone Large Cap Growth Fund, which was effective April 28, 2003. Please see the prospectus for the Touchstone Large Cap Growth Fund for additional information.

(3) Formerly Touchstone Bond Fund.

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge and a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a)   equals:

                    (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

                    (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                    (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

          (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

          (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ACCOUNT VALUE

Fixed Account Value is calculated on a daily basis by the following formula:

PP + XFT + I - XFF - WD = FAV where
      PP    =   the sum of all purchase payments allocated to the Fixed Account
      XFT   =   any amount transferred to the Fixed Account from a Sub-Account
      I     =   interest credited by WSLAC to the Fixed Account
      XFF   =   any amounts transferred from the Fixed Account to a Sub-Account
      WD    =   any amounts withdrawn for charges or deductions, or in
                connection with any surrenders or partial withdrawals




FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.

Annuity payments will be the larger of:

o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT AUDITORS


The financial statements of Western-Southern Life Assurance Company Separate Account 1 and Western-Southern Life Assurance Company (statutory-basis) at December 31, 2002 and 2001, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.


2.   Statement of Net Assets as of December 31, 2002.

3. Statements of Operations and Changes in Net Assets for the periods ended December 31, 2002 and 2001.


4.   Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.


2.   Statutory-basis Balance Sheets as of December 31, 2002 and 2001.

3. Statutory-basis Statements of Income for the years ended December 31, 2002 and 2001.

4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2002 and 2001.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2002 and 2001.



6.   Notes to statutory-basis Financial Statements.

FINANCIAL STATEMENTS

Western-Southern Life Assurance Company Separate Account 1

Periods ended December 31, 2002 with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                         Periods ended December 31, 2002

                                            CONTENTS


Report of Independent Auditors..................................................................1

Audited Financial Statements

Statement of Assets and Liabilities.............................................................2
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2002........3
Statement of Operations and Changes in Net Assets for the Period ended December 31, 2001........5
Notes to Financial Statements...................................................................7


                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1, comprising, respectively, the sub-accounts described in Note 2, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2002, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ Ernst & Young LLP

Cincinnati, Ohio
March 25, 2003

           Western-Southern Life Assurance Company Separate Account 1

                      Statement of Assets and Liabilities

                                December 31, 2002


                                                                              Scudder                                   PIMCO
                                                                               Asset                                   Variable
                               AIM Variable                                  Management                                Insurance
                              Insurance Funds,       The Alger American      VIT Fund *          MFS Variable           Trust
                                   Inc.                     Fund            (unaffilia-        Insurance Trust       (unaffiliated
                           (unaffiliated issuer)    (unaffiliated issuer)    ted issuer)    (unaffiliated issuer)      issuer)
                         -----------------------   -----------------------  ------------   -----------------------  ----------------
                            V.I.      V.I.           Small                                 Emerging  Investors        Long Term
                           Growth  Government      Capitali-                                Growth      Trust       U.S. Government
                           Fund     Securities      zation      Growth      Equity 500      Series     Series             Bond
                           Sub-       Fund        Portfolio    Portfolio    Index Fund     -Initial   -Initial         Portfolio
                          Account   Sub-Account   Sub-Account Sub-Account   Sub-Account     Class       Class         Sub-Account
                         -----------------------   -----------------------  ------------   -----------------------  ----------------
Assets
 Investments
 in securities
 of unaffiliated
 issuers, at fair
 value (cost
 $11,849,784;
 $4,284,149;
 $3,364,389;
 $12,057,819;
 $1,211,602;
 $7,888,611;
 $6,613,949;
 $7,641,444)             $5,281,856  $4,431,470     $1,736,342  $6,461,238    $1,202,664   $ 3,254,953  $4,378,055       $7,699,399
                         ----------- -----------   ----------- -----------    ----------   -----------  ----------  ----------------
Total Invested Assets     5,281,856   4,431,470      1,736,342   6,461,238     1,202,664     3,254,953   4,378,055        7,699,399

Other Liabilities                (1)         (5)            (1)          1            (1)            4           -             (528)
                         ----------- -----------   ----------- -----------   -----------   -----------  ----------  ----------------
Net Assets               $5,281,855  $4,431,465     $1,736,341  $6,461,239    $1,202,663   $ 3,254,957   4,378,055       $7,698,871
                         =========== ===========   =========== ===========   ===========   ===========  ==========  ================



                                                                 Touchstone Variable
                                                                    Series Trust
                                                                 (affiliated issuer)
                     -----------------------------------------------------------------------------------------------------
                       Inter-                      Small                  Large
                       national       Emerging     Cap          Growth    Cap        Enhanced     Value        Growth
                       Equity         Growth       Value        /Value    Growth     30           Plus         & Income
                       Fund           Fund         Fund         Fund      Fund**     Fund         Fund         Fund
                       Sub-           Sub-         Sub-         Sub-      Sub-       Sub-         Sub-         Sub-
                       Account        Account      Account      Account   Account    Account      Account      Account
                     -----------------------------------------------------------------------------------------------------
Assets
 Investments
 in securities
 of affiliated
 issuers, at
 fair value
 (cost $20,586,516;
 $23,547,891;
 $1,492,432;
 $894,511;
 $217,471;
 $1,688,282;
 $4,538,407;
 $23,872,576;
 $21,458,184;
 $14,143,193;
 $15,183,644;
 $13,486,037;
 $2,034,803)          $ 9,994,827  $ 17,471,831  $ 1,273,350  $ 659,468  $201,504  $ 1,216,084  $ 3,281,799  $ 17,990,241

                       ---------------------------------------------------------------------------------------------------
Total Invested Assets $ 9,994,827  $ 17,471,831  $ 1,273,350  $ 659,468  $201,504  $ 1,216,084  $ 3,281,799  $ 17,990,241

Other Liabilities              (4)           (6)          (1)        (1)        -            -            2           (10)
                       ---------------------------------------------------------------------------------------------------
Net Assets            $ 9,994,823  $ 17,471,825  $ 1,273,349  $ 659,467  $201,504  $ 1,216,084  $ 3,281,801  $ 17,990,231
                       ===================================================================================================



                                                                 Touchstone Variable
                                                                    Series Trust
                                                                 (affiliated issuer)
                    -----------------------------------------------------------

                                   High                    Standby     Money
                       Balanced    Yield       Bond        Income      Market
                       Fund        Fund        Fund        Fund        Fund
                       Sub-        Sub-        Sub-        Sub-        Sub-
                       Account     Account     Account     Account     Account
                    ------------------------------------------------------------
Assets
 Investments
 in securities
 of affiliated
 issuers, at
 fair value
 (cost $20,586,516;
 $23,547,891;
 $1,492,432;
 $894,511;
 $217,471;
 $1,688,282;
 $4,538,407;
 $23,872,576;
 $21,458,184;
 $14,143,193;
 $15,183,644;
 $13,486,037;
 $2,034,803)         $ 19,037,011 $12,761,140 $15,065,435 $13,385,513 $2,034,804

                    --------------------------------------------------------------
Total Invested Asset $ 19,037,011 $12,761,140 $15,065,435 $13,385,513 $2,034,804

Other Liabilities              (2)        (12)          5      (1,092)       (69)
                    --------------------------------------------------------------
Net Assets           $ 19,037,009 $12,761,128 $15,065,440 $13,384,421 $2,034,735





* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large
  Cap Growth Fund effective May 1, 2002

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002


                                                                                                           MFS VIT
                                           AIM V.I.          Alger                           Scudder       Emerging
                                           Govern-           American                        VIT           Growth
                                           ment              Small         Alger             Equity        Series-
                            AIM V.I.       Secu              Capitali-     American          500           Initial
                            Growth         rities            zation        Growth            Index *       Class
                              Sub-         Sub-              Sub-          Sub-              Sub-          Sub-
                             Account       Account           Account       Account           Account       Account
                         ------------     ---------        ----------      ----------      ----------     ----------
Income:
   Dividends             $       -          $84,520        $       -        $  4,038        $ 14,320      $       -
   Miscellaneous
   income (loss)             25,112            (687)          14,171          16,678           8,311         12,390

Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                    99,110          39,862           33,317         130,983          19,588         62,838
                         -------------------------------------------------------------------------------------------
  Net investment
  income (loss)             (73,998)         43,971          (19,146)       (110,267)          3,043        (50,448)
                         -------------------------------------------------------------------------------------------
  Net change in un-
  realized apprecia-
  tion (deprecia-
  tion)on investments      1,658,634        129,469           512,909      1,397,712          44,708        825,983

  Realized gain on
  sale of fund shares              -              -                 -              -               -              -

  Realized gain
  (loss) distri-
  butions                 (4,610,460)        67,904        (1,335,822)     (5,422,397)      (441,770)    (2,917,670)

                         -------------------------------------------------------------------------------------------
Net realized and
unrealized gain
(loss)on
investments               (2,951,826)       197,373          (822,913)    (4,024,685)       (397,062)    (2,091,687)

                         -------------------------------------------------------------------------------------------
Net increase
(decrease)
in net assets
resulting from
operations                (3,025,824)        241,344         (842,059)    (4,134,952)       (394,019)    (2,142,135)

                         -------------------------------------------------------------------------------------------
Contract owners
activity:
  Payments received
  from contract
  owners                     302,015         119,917           86,602        377,547          94,615        129,620

  Net transfers
  between subaccounts
  and/orfixed account       (660,186)      2,841,192         (259,171)    (1,408,697)        260,977       (371,843)

  Withdrawals and
  surrenders              (1,600,565)       (579,034)        (630,920)    (2,406,009)       (254,730)      (872,215)

  Contract maintenance
  charge                      (9,539)         (1,864)          (3,004)       (13,051)         (1,424)        (7,903)
                         -------------------------------------------------------------------------------------------
Net increase
(decrease)from
contract activity         (1,968,275)       2,380,211        (806,493)    (3,450,210)         99,438     (1,122,341)
                         -------------------------------------------------------------------------------------------
Net increase
(decrease)in net
assets                    (4,994,099)       2,621,555      (1,648,552)    (7,585,162)       (294,581)    (3,264,476)
                          ------------------------------------------------------------------------------------------
Net assets, at
beginning
of period                 10,275,954        1,809,910       3,384,893     14,046,401       1,497,244      6,519,433
                         -------------------------------------------------------------------------------------------
Net assets, at
end of period         $    5,281,855    $   4,431,465   $   1,736,341   $  6,461,239    $  1,202,663  $   3,254,957
                         ===========================================================================================


                               MFS VIT      PIMCO
                               Investors    Long-Term      Touchstone    Touch
                               Trust-       U.S.Govern-    Inter-        Stone
                               Initial      ment           national      Emerging
                               Class        Bond           Equity        Growth
                               Sub-         Sub-           Sub-          Sub-
                               Account      Account        Account       Account
                              ---------    ----------     ---------      ---------
Income:
   Dividends                  $ 35,607     $449,184      $  82,136      $ 412,090
   Miscellaneous
   income (loss)                 2,899       (4,075)         1,912         10,980

Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                       81,700        91,561        172,891        308,921
                        -----------------------------------------------------------
  Net investment
  income (loss)                (43,194)      353,548        (88,843)       114,149
                        -----------------------------------------------------------
  Net change in un-
  realized apprecia-
  tion (deprecia-
  tion)on investments         (690,706)      326,957        450,201     (6,815,787)

  Realized gain on
  sale of fund shares                -       155,320              -        401,808

  Realized gain
  (loss) distri-
  butions                     (850,614)      131,158     (3,938,240)       255,118

                        -----------------------------------------------------------
Net realized and
unrealized gain
(loss)on
investments                 (1,541,320)      613,435     (3,488,039)    (6,158,861)

                        -----------------------------------------------------------
Net increase
(decrease)
in net assets
resulting from
operations                  (1,584,514)      966,983     (3,576,882)    (6,044,712)

                        -----------------------------------------------------------
Contract owners
activity:
  Payments received
  from contract
  owners                       115,386       351,771        537,524        859,955

  Net transfers
  between subaccounts
  and/orfixed account         (687,426)    1,340,613         (5,165)    (1,774,376)

  Withdrawals and
  surrenders                (1,616,490)   (1,175,200)    (2,596,181)    (4,420,620)

  Contract maintenance
  charge                        (7,666)       (6,417)       (14,414)       (25,947)
                        ------------------------------------------------------------
Net increase
(decrease)from
contract activity           (2,196,196)      510,767     (2,078,236)    (5,360,988)
                        ------------------------------------------------------------
Net increase
(decrease)in net
assets                      (3,780,710)    1,477,750     (5,655,118)   (11,405,700)
                        ------------------------------------------------------------
Net assets, at
beginning
of period                    8,158,765     6,221,121     15,649,941     28,877,525
                        ------------------------------------------------------------
Net assets, at
end of period            $   4,378,055   $ 7,698,871  $   9,994,823   $ 17,471,825
                        ============================================================

See accompanying notes

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002
Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2002

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002


                           Touch-      Touch-      Touch-         Touch-         Touch-         Touch-
                           stone       stone       stone          stone          stone          stone            Touch-
                           Small Cap   Growth/     Large Cap      Enhanced       Value          Growth &         Stone
                           Value       Value       Growth **       30            Plus           Income           Balanced
                           Sub-        Sub-        Sub-           Sub-           Sub-           Sub-             Sub-
                           Account     Account     Account        Account        Account        Account          Account
                         ----------   ---------    ---------     --------        --------     ----------       ---------

Income:
 Dividends               $        -   $      -    $      -       $ 16,661       $40,893       $ 727,061        $ 404,500

 Miscellaneous
 income (loss)                1,400       (322)      3,592            529        (4,447)          3,003            1,089

Expenses:
 Mortality and
 expense risk,
 and adminis
 trative
 charge                      17,709     12,879        3,206         19,805        63,547         301,859         297,312
                       ---------------------------------------------------------------------------------------------------
 Net investment
 income (loss)              (16,309)   (13,201)         386         (2,615)      (27,101)        428,205         108,277

                       ---------------------------------------------------------------------------------------------------
 Net change in
 Unrealized
 appreciation
 (depreciation) on
  investments              (351,379)  (238,561)     (14,021)      (242,886)   (1,023,283)     (4,232,449)     (2,044,556)


 Realized gain on
 sale of fund shares              -          -            -              -         1,380         732,241           1,880

 Realized gain (loss)
 distributions               (6,852)  (256,255)    (124,184)      (149,241)     (517,507)       (662,233)       (667,216)
                       ---------------------------------------------------------------------------------------------------
Net realized and           (358,231)  (494,816)    (138,205)      (392,127)   (1,539,410)     (4,162,441)     (2,709,892)
unrealized gain (loss)
on investments
                       ---------------------------------------------------------------------------------------------------
Net increase               (374,540)  (508,017)    (137,819)      (394,742)   (1,566,511)     (3,734,236)     (2,601,615)
(decrease) in net
assets resulting
from operations
                       ---------------------------------------------------------------------------------------------------
Contract owners
activity:
  Payments received          62,514    258,858       22,937         40,608       244,328         702,086         520,959
  from contract owners

  Net transfers between     410,603     18,782      (17,595)       129,182      (520,787)       (940,618)     (1,032,159)
  subaccounts and/or
  fixed account

  Withdrawals and          (156,513)  (150,850)     (70,608)      (316,950)     (894,679)     (4,299,833)     (3,598,690)
  surrenders

  Contract maintenance       (1,393)      (864)        (221)        (1,715)       (4,686)        (22,846)        (19,105)
  charge
                       ---------------------------------------------------------------------------------------------------
Net increase (decrease)     315,211     125,926     (65,487)      (148,875)   (1,175,824)     (4,561,211)     (4,128,995)
from contract activity
                       ---------------------------------------------------------------------------------------------------
Net increase (decrease)     (59,329)   (382,091)   (203,306)      (543,617)   (2,742,335)     (8,295,447)     (6,730,610)
in net assets
                       ---------------------------------------------------------------------------------------------------
Net assets, at
beginning of period       1,332,678   1,041,558     404,810      1,759,701     6,024,136      26,285,678      25,767,619

                       ---------------------------------------------------------------------------------------------------
Net assets, at end
of period              $  1,273,349   $ 659,467   $ 201,504   $  1,216,084   $ 3,281,801   $  17,990,231   $  19,037,009

                       ===================================================================================================




                              Touch-                          Touch-          Touch-
                              Stone          Touch-           Stone           Stone
                              High Yield     Stone            Standby         Money
                              Bond           Bond             Income          Market
                              Sub-           Sub-             Sub-            Sub-
                              Account        Account          Account         Account
                             ---------      ---------        -------         ---------

Income:
 Dividends                   $ 915,800   $  1,309,865       $ 474,079       $ 21,867

 Miscellaneous
 income (loss)                   1,908         (2,431)          8,374            902

Expenses:
 Mortality and
 expense risk,
 and adminis
 trative
 charge                        191,571        216,992         203,804         20,341
                       ----------------------------------------------------------------
 Net investment
 income (loss)                 726,137      1,090,442         278,649          2,428

                       ----------------------------------------------------------------
 Net change in
 Unrealized
 appreciation
 (depreciation) on
  investments                 (214,606)      (362,138)          7,868              -


 Realized gain on
 sale of fund shares                 -              -               -              -

 Realized gain (loss)
 distributions                (439,674)       274,633         (26,065)             -
                       ----------------------------------------------------------------
Net realized and              (654,280)       (87,505)        (18,197)             -
unrealized gain (loss)
on investments
                       ----------------------------------------------------------------
Net increase                    71,857      1,002,937         260,452          2,428
(decrease) in net
assets resulting
from operations
                       ----------------------------------------------------------------
Contract owners
activity:
  Payments received            413,020        462,363         427,411        271,904
  from contract owners

  Net transfers between       (471,547)       350,576        (821,859)     2,796,748
  subaccounts and/or
  fixed account

  Withdrawals and           (2,621,318)    (3,280,827)     (4,517,263)    (2,030,733)
  surrenders

  Contract maintenance         (14,376)       (13,540)         (8,375)        (1,274)
  charge
                       ----------------------------------------------------------------
Net increase (decrease)     (2,694,221)    (2,481,428)     (4,920,086)     1,036,645
from contract activity
                       ----------------------------------------------------------------
Net increase (decrease)     (2,622,364)    (1,478,491)     (4,659,634)     1,039,073
in net assets
                       ----------------------------------------------------------------
Net assets, at
beginning of period         15,383,492     16,543,931      18,044,055        995,662

                       ----------------------------------------------------------------
Net assets, at end
of period              $ $  12,761,128   $ 15,065,440    $ 13,384,421   $  2,034,735

                       ================================================================


See accompanying notes
* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002
Note: Unless otherwise noted, all sub-accounts are for the year ended December
      31, 2002

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001


                                                                                                          MFS
                                                                                                          VIT
                                                                                                          Emerging
                                                          Alger                            Deutsche       Growth
                                         AIM V. I.        American        Alger            VIT            Series -
                         AIM V.I         Government       Small           American         Equity         Initial
                         Growth          Securities       Capitalization  Growth           Index 500      Class
                         Sub-            Sub-             Sub-            Sub-             Sub-           Sub-
                         Account         Account          Account         Account          Account        Account
                        --------        ----------       ---------       ---------        -------         --------
Income:

   Dividends           $ 24,659        $  55,141         $  1,995         $ 41,667       $ 12,452       $       -
   Miscellaneous
   income (loss)         25,291           (2,052)           3,929            3,661          8,055           3,908

Expenses:

   Mortality and
   expense
   risk, and
   administrative
   charge               172,209           25,418           54,757          233,198         18,497         111,416
                   ---------------------------------------------------------------------------------------------------
   Net investment
   income (loss)       (122,259)          27,671          (48,833)        (187,870)         2,010        (107,508)
                   ---------------------------------------------------------------------------------------------------
   Net change in
   unrealized
   appreciation
   (depreciation)
   on investments    (3,720,598)         (13,901)       2,058,712       (2,249,846)       103,781      (3,131,480)

   Realized gain
   on sale of
   fund
   shares                     -                -                -        2,259,441          1,298         550,614

   Realized gain
   (loss)
   distributions     (2,483,472)          74,565       (3,857,267)      (2,560,836)      (377,891)     (1,643,896)

                   ---------------------------------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on

investments          (6,204,070)          60,664       (1,798,555)      (2,551,241)      (272,812)     (4,224,762)
                   ---------------------------------------------------------------------------------------------------
Net increase
(decrease) in
net
assets
resulting
from
operations           (6,326,329)          88,335       (1,847,388)      (2,739,111)      (270,802)     (4,332,270)
                   ---------------------------------------------------------------------------------------------------
Contract
owners
activity:
   Payments
   received
   from
   contract
   owners               573,289          113,151          357,856          717,634        181,696         422,469

   Net
   transfers
   between
   subaccounts
   and/or
   fixed
   account             (678,814)         502,504         (611,694)      (1,983,621)        83,137      (1,449,714)

   Withdrawals
   and
   surrenders        (2,269,436)        (375,359)        (593,124)      (3,101,558)      (136,548)    (1,2941,336)

   Contract
   maintenance
   charge               (12,279)          (1,186)          (3,535)         (16,669)        (1,115)         (9,847)
                   ---------------------------------------------------------------------------------------------------
Net increase
(decrease)
from contract
activity             (2,387,240)         239,110         (850,497)      (4,384,214)       127,170      (2,331,458)

                   ---------------------------------------------------------------------------------------------------
Net increase
(decrease)
in net
assets               (8,713,569)         327,445       (2,697,885)      (7,123,325)      (143,632)     (6,663,728)
                   ---------------------------------------------------------------------------------------------------
Net assets,
at beginning
of period            18,989,523        1,482,465        6,082,778       21,169,726      1,640,876      13,183,161

                   ---------------------------------------------------------------------------------------------------
Net assets,
at end of
period             $ 10,275,954    $   1,809,910    $   3,384,893    $  14,046,401   $  1,497,244   $   6,519,433
                   ===================================================================================================



                          MFS VIT         PIMCO
                          Investors       Long-
                          Trust -         Term U.S.       Touchstone     Touchstone    Touchstone
                          Initial         Government      International  Emerging      Small
                          Class           Bond            Equity         Growth        Cap Value
                          Sub-            Sub-            Sub-           Sub-          Sub-
                          Account         Account         Account        Account       Account
                          -------        --------         -------        -------      ---------
Income:

   Dividends             $  71,732     $  423,480        $      -       $      -     $   4,326
   Miscellaneous
   income (loss)               (17)         5,325           2,242         (3,247)        1,670

Expenses:

   Mortality and
   expense
   risk, and
   administrative
   charge                  134,231         83,980         253,377        403,954        15,768
                   -----------------------------------------------------------------------------
   Net investment
   income (loss)           (62,516)       344,825        (251,135)      (407,201)       (9,772)
                   -----------------------------------------------------------------------------
   Net change in
   unrealized
   appreciation
   (depreciation)
   on investments       (1,735,659)      (683,601)     (5,276,461)    (4,216,265)      794,710

   Realized gain
   on sale of
   fund
   shares                   53,816        103,441               -      2,290,766             -

   Realized gain
   (loss)
   distributions          (504,840)       483,304      (1,796,875)       651,818      (678,540)

                   -----------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on

investments             (1,986,683)       (96,856)     (7,073,336)    (1,273,681)      116,170
                   -----------------------------------------------------------------------------
Net increase
(decrease) in
net
assets
resulting
from
operations              (2,049,199)       247,969      (7,324,471)    (1,680,882)      106,398
                   -----------------------------------------------------------------------------
Contract
owners
activity:
   Payments
   received
   from
   contract
   owners                  402,289        274,337         832,476      1,041,763       135,086

   Net
   transfers
   between
   subaccounts
   and/or
   fixed
   account                (350,087)     1,085,380         610,496       (505,363)      373,527

   Withdrawals
   and
   surrenders            (1981,633)    (1,066,662)     (2,497,334)    (4,742,854)     (251,284)

   Contract
   maintenance
   charge                   (9,051)        (5,500)        (17,165)       (27,672)       (1,036)
                   -----------------------------------------------------------------------------
Net increase
(decrease)
from contract
activity                (1,938,482)       287,555      (1,071,527)    (4,234,126)      256,293

                   -----------------------------------------------------------------------------
Net increase
(decrease)
in net
assets                  (3,987,681)       535,524      (8,395,998)    (5,915,008)      362,691
                   -----------------------------------------------------------------------------
Net assets,
at beginning
of period              12,146,446       5,685,597      24,045,939     34,792,533       969,987

                   -----------------------------------------------------------------------------
Net assets,
at end of
period                $  8,158,765   $  6,221,121   $  15,649,941    $28,877,525    $1,332,678
                   =============================================================================


See accompanying notes

* For the period May 1, 2001 (commencement of operations) to December 31, 2001 ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
   Note: Unless otherwise noted, all sub-accounts are for the year-ended December 31, 2001

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2001


                                Touch-                                    Touch        Touch-
                                stone        Touch-         Touch-        stone        stone           Touch-
                                Growth       stone          stone         Value        Growth &        stone
                                /Value *     Equity *       Enhanced 30   Plus         Income          Balanced
                                Sub-         Sub-           Sub-          Sub-         Sub-            Sub-
                                Account      Account        Account       Account      Account         Account
                               --------     ---------       --------      -------      -------         --------
Income:

   Dividends                   $      -     $      -       $ 16,746       $ 66,935   $  1,022,186      $  878,130

   Miscellaneous
   income (loss)                  1,392       (1,417)        (1,635)         1,320          2,783           1,196
Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                         4,393          147         28,529         79,798            403     370,842,302

                          ------------------------------------------------------------------------------------------
   Net investment
   income (loss)                 (3,001)      (1,564)       (13,418)       (11,543)       621,667         508,484
                          ------------------------------------------------------------------------------------------
   Net change in
   unrealized appreciation
   (depreciation)on
   investments                    3,519       (1,946)      (236,818)       (45,035)    (3,809,268)       (130,775)

   Realized gain
   on sale of

   fund shares                        -            -              -              -        808,892         287,686
   Realized gain
   (loss)
   distributions                (15,829)         714        (45,604)       110,526)        94,155        (416,826)

                          ------------------------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on
investments                     (12,310)      (1,232)      (282,422)      (155,561)    (2,906,221)       (259,915)
                          ------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
 from operations                (15,311)      (2,796)      (295,840)      (167,104)    (2,284,554)        248,569

                          ------------------------------------------------------------------------------------------
Contract
owners activity:
   Payments
   received from
   contract owners              100,553        1,132        132,062        524,567        673,660         665,912


   Net transfers
   between subaccounts
   and/or fixed account         976,757      406,474        (75,034)     1,166,118     (1,170,592)        488,931

   Withdrawals
   and surrenders               (20,211)           -       (349,796)    (1,324,565)    (5,082,755)     (4,688,192)
   Contract
   maintenance
   charge                          (230)           -         (2,037)        (4,868)       (26,677)        (20,686)

                          ------------------------------------------------------------------------------------------
Net increase
(decrease) from
contract activity             1,056,869      407,606       (294,805)       361,252     (5,606,364)     (3,554,035)


                          ------------------------------------------------------------------------------------------
Net increase
(decrease) in
net assets                    1,041,558      404,810       (590,645)       194,148     (7,890,918)     (3,305,466)

                          ------------------------------------------------------------------------------------------
Net assets,
at beginning
of period                             -            -       ,350,346      5,829,988     34,176,596      29,073,085


                          ------------------------------------------------------------------------------------------
Net assets,
at end of period           $  1,041,558   $  404,810   $  1,759,701   $  6,024,136   $ 26,285,678   $  25,767,619

                          ==========================================================================================================



                                 Touch-                           Touch-        Touch-       Touch-
                                 stone          Touch-            stone         stone        stone
                                 High Yield     stone             Standby       Money        Income
                                 Bond           Bond              Income        Market       Opportunity**
                                 Sub-           Sub-              Sub-          Sub-         Sub-
                                 Account        Account           Account       Account      Account
                                 -------        -------          -------        -------      -------
Income:

   Dividends                  $  1,474,046   $  1,005,816        $847,891      $  8,728     $ 822,212

   Miscellaneous
   income (loss)                     3,939           (137)          4,129            29          (202)
Expenses:
   Mortality and
   expense risk, and
   administrative
   charge                          125,046        232,803         227,400         4,566       101,480

                          -------------------------------------------------------------------------------
   Net investment
   income (loss)                 1,352,939        772,876         624,620         4,191       720,530
                          -------------------------------------------------------------------------------
   Net change in
   unrealized appreciation
   (depreciation)on
   investments                    (941,320)        96,677         (92,683)            -     4,993,283

   Realized gain
   on sale of

   fund shares                           -              -               -             -             -
   Realized gain
   (loss)
   distributions                  (127,029)       196,692         (50,953)            -    (5,236,797)

                          -------------------------------------------------------------------------------
Net realized
and unrealized
gain (loss) on
investments                     (1,068,349)       293,369        (143,636)            -      (243,514)
                          -------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
 from operations                   284,590      1,066,245         480,984         4,191       477,016

                          -------------------------------------------------------------------------------
Contract
owners activity:
   Payments
   received from
   contract owners                 549,416        280,248         858,081     1,058,795       124,677


   Net transfers
   between subaccounts
   and/or fixed account         14,050,954        416,512       5,116,120       314,981   (15,102,294)

   Withdrawals
   and surrenders               (1,539,564)    (2,677,863)     (3,945,867)     (381,983)   (1,352,063)
   Contract
   maintenance
   charge                           (8,417)       (12,653)         (8,781)         (322)       (6,972)

                          -------------------------------------------------------------------------------
Net increase
(decrease) from
contract activity               13,052,389     (1,993,756)      2,019,553       991,471   (16,336,652)


                          -------------------------------------------------------------------------------
Net increase
(decrease) in
net assets                      13,336,979       (927,511)      2,500,537       995,662   (15,859,636)

                          -------------------------------------------------------------------------------
Net assets,
at beginning
of period                        2,046,513     17,471,442      15,543,518             -    15,859,636


                          -------------------------------------------------------------------------------
Net assets,
at end of period           $ $  15,383,492  $  16,543,931   $  18,044,055    $  995,662       $     -

                          ===============================================================================

See accompanying notes

 * For the period May 1, 2001 (commencement of operations) to December 31, 2001 ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to d to Touchstone High Yield Fund
Note: Unless otherwise noted, all sub-accounts are for the year-ended December 31, 2001

           Western-Southern Life Assurance Company Separate Account 1

                         Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2002, the Account has twenty-one investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series -Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Large Cap Growth Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, and Touchstone Money Market Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the sub-accounts and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the sub-account in which it is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows (year ended unless otherwise noted):


                                                      PURCHASES                    SALES
                                                ---------------------    -----------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                $        1,076,921          $       3,119,189
   V.I. Government Securities Fund                          3,384,042                    959,853

The Alger American Fund
   Small Capitalization Portfolio                             251,573                  1,110,131
   Growth Portfolio                                         1,026,105                  4,553,681

Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                                    1,582,570                  1,480,088

MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                     305,005                  1,477,797
   Investors Trust Series - Initial Class                     190,583                  2,429,969

PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                 4,775,783                  3,755,788

Touchstone Variable Series Trust
   International Equity Fund                                1,091,299                  3,258,372
   Emerging Growth Fund                                     1,836,127                  6,680,966
   Small Cap Value Fund                                       725,824                    426,918
   Growth/Value Fund                                          688,853                    576,126
   Large Cap Growth Fund **                                   291,066                    356,167
   Enhanced 30 Fund                                           338,906                    490,397
   Value Plus Fund                                            784,792                  1,986,340
   Growth & Income Fund                                     2,234,359                  5,635,115
   Balanced Fund                                            1,522,143                  5,540,979
   High Yield Fund                                          2,250,278                  4,218,348
   Bond Fund                                                3,682,479                  5,073,472
   Standby Income Fund                                      2,463,660                  7,104,004
   Money Market Fund                                        4,328,064                  3,288,924
                                                ---------------------    -----------------------

             Total                                 $       34,830,432          $      63,522,624
                                                =====================    =======================



 * Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
** Sub-Account name change from Touchstone
   Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit, (Option
1), 1.45% for the Annual Step Up Death Benefit, (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the periods ended December 31, 2002 and 2001 (year ended unless otherwise noted):
TOUCHSTONE GOLD VARIABLE ANNUITY


                                                 2002                                          2001
                         ----------------------------------------------- --------------------------------------------------
                                               Transfers                                          Transfers
                          Units       Units   between Sub-  Net Increase    Units      Units     between Sub-  Net Increase
                         Purchased   Redeemed   accounts     (Decrease)   Purchased   Redeemed     accounts     (Decrease)
                         ----------------------------------------------- --------------------------------------------------

AIM V.I. Growth Fund         56,493  (274,821)   (148,640)      (366,968)     76,601   (299,963)      (78,999)   (302,361)
AIM V.I. Government
Securities Fund              10,044   (49,806)    239,478        199,716       9,280    (31,597)       46,458      24,141

Alger American Small
Capitalization Portfolio     13,720   (95,905)    (59,431)      (141,616)     44,822    (74,236)      (90,737)   (120,151)
Alger American Growth
Portfolio                    50,975  (295,433)    198,136)      (442,594)     72,760   (314,442)     (216,902)   (458,584)

Scudder VIT Equity
500 Index Fund **            12,388   (33,015)     16,450         (4,177)     20,372    (16,234)        2,253       6,391

MFS VIT Emerging Growth
Series - Initial Class       17,075  (120,400)    (61,653)      (164,978)     41,159   (129,198)     (146,098)   (234,137)

MFS VIT Investors Trust
Series - Initial Class       14,965  (202,107)    (95,753)      (282,895)     40,525   (218,270)      (37,092)   (214,837)


PIMCO Long-Term  U.S.
Government Bond Portfolio    27,242   (91,018)    102,596         38,820      23,101    (84,312)       82,564      21,353


Touchstone International
Equity Fund                  48,648  (222,104)     (7,311)      (180,767)     53,655   (174,492)       31,040     (89,797)
Touchstone Emerging
Growth Fund                  32,003  (150,803)    (70,024)      (188,824)     34,033   (158,739)      (21,139)   (145,845)
Touchstone Small
Cap Value Fund                6,413   (15,731)     34,129         24,811      12,302    (26,406)       35,884      21,780
Touchstone Growth/
Value Fund                   37,228   (26,164)     10,162)           902      11,228     (2,443)      112,715     121,500
Touchstone Large Cap
Growth Fund ***               2,858    (8,942)     (4,363)       (10,447)        128          -        45,308      45,436

Touchstone Enhanced
30 Fund                       4,676   (38,975)     17,079        (17,220)     12,219    (36,299)       (8,594)    (32,674)
Touchstone Value Plus
Fund                         24,692   (70,957)    (55,215)      (101,480)     44,116   (111,997)       79,895      12,014
Touchstone Growth
& Income Fund                39,956  (237,004)    (59,462)      (256,510)     34,371   (262,557)      (71,748)   (299,934)
Touchstone Balanced Fund     26,565  (185,222)    (57,167)      (215,824)     32,394   (229,113)       19,562    (177,157)
Touchstone High
Yield Fund                   43,511  (265,743)    (51,463)      (273,695)     56,239   (156,663)    1,430,982   1,330,558
Touchstone Bond Fund         31,103  (196,403)     23,462       (141,838)     18,914   (183,782)       24,030    (140,838)
Touchstone Standby
Income Fund                  31,665  (340,328)     59,542)      (368,205)     66,025   (302,416)      385,437     149,046
Touchstone Money
Market Fund                  26,834  (195,603)    270,987        102,218     104,850    (37,875)       31,428      98,403
Touchstone Income
Opportunity Fund *                -         -           -              -       7,762    (86,550)     (939,952) (1,018,740)




* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
** Fund name change
   from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
***Sub-account name change from Touchstone Equity Fund to Touchstone Large Cap
   Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1


                                                            2002                                         2001
                                      --------------------------------------------------  ------------------------------------------
                                                               Transfers                                       Transfers     Net
                                         Units       Units    between Sub-  Net Increase   Units     Units   between Sub-  Increase
                                       Purchased   Redeemed    accounts       (Decrease)  Purchased Redeemed  accounts    (Decrease)
                                      --------------------------------------------------  ------------------------------------------
AIM V.I. Growth Fund                    1,617       (3,099)           736         (746)      1,720    (1,360)     2,811       3,171

AIM V.I. Government                        17         (463)           201         (245)         24       (61)       913         876
Securities Fund
Alger American Small Capitalization
Portfolio                                 579         (204)          (803)        (428)      1,221      (945)     4,062       4,338
Alger American Growth
Portfolio                               1,026       (3,580)        (1,332)      (3,886)      2,328      (841)    (1,123)        364


Scudder VIT Equity 500                     99          (41)           934          992         322       (16)       (14)        292
Index Fund **


MFS VIT Emerging Growth Series -          944       (1,832)          (835)      (1,723)      1,939    (2,192)     2,181       1,928
Initial Class
MFS VIT Investors Trust Series -          192       (3,855)          (674)      (4,337)      2,240    (1,271)      (865)        104
Initial Class


PIMCO Long-Term U.S. Bond                   8         (271)           (84)        (347)          9       (31)       564         542
Government Portfolio


Touchstone International                  949       (5,114)          (783)      (4,948)      2,738    (2,624)     2,380       2,494
Equity Fund
Touchstone Emerging Growth                254       (3,619)         1,155       (2,210)      1,720    (1,140)       576       1,156
Fund
Touchstone Small Cap Value                 72         (307)        (1,072)      (1,307)      1,009      (894)     1,242       1,357
Fund
Touchstone Enhanced 30 Fund               450          (79)           (59)         312       1,014    (1,310)      (258)       (554)
Touchstone Value Plus Fund                132       (1,292)          (762)      (1,922)        477      (342)       740         875
Touchstone Growth & Income                251       (5,425)            64       (5,110)      1,621    (1,079)       230         772
Fund
Touchstone Balanced Fund                  156       (5,520)          (406)      (5,770)        590      (555)    (1,004)       (969)
Touchstone High Yield Fund                338       (7,761)        (1,348)      (8,771)        964    (1,210)     8,177        7,931
Touchstone Bond Fund                      207       (5,153)            68       (4,878)        294      (505)      (307)       (518)
Touchstone Standby Income                 406       (3,122)         2,529         (187)        105      (394)       175        (114)
Fund
Touchstone Income Opportunity Fund *        -            -              -            -         205      (112)    (8,758)     (8,665)



* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
**Fund name change
  from Deutsche Asset Management to Scudder Asset Management effective May 1,
  2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

 5. CHANGES IN UNITS OUTSTANDING (continued)

 TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2


                                                           2002                                        2001
                                       ---------------------------------------------  -------------------------------------------
                                                            Transfers                                    Transfers
                                                             between                                      between
                                          Units     Units      Sub-     Net Increase   Units    Units       Sub-         Net
                                        Purchased Redeemed  accounts      (Decrease)  Purchased Redeemed  accounts     Increase
                                       ---------------------------------------------  -------------------------------------------
AIM V.I. Growth Fund                         742    (17,157)     (9,952)    (26,367)         718   (4,049)   (30,364)      (33,695)
AIM V.I. Government                           78     (1,457)      3,666       2,287          988     (141)      (743)          104
Securities Fund


Alger American Small Capitalization          221     (1,764)     (2,807)     (4,350)         114   (4,156)      (653)       (4,695)
Portfolio
Alger American Growth                        559    (18,945)    (18,992)    (37,378)         683  (12,046)   (29,024)      (40,387)
Portfolio


Scudder VIT Equity 500 Index Fund **         226     (2,262)     13,909      11,873          264       (5)       645           904


MFS VIT Emerging Growth Series -             201     (3,861)     (9,595)    (13,255)         250   (4,801)    (7,706)      (12,257)
Initial Class
MFS VIT Investors Trust Series -             216     (6,742)     (8,550)    (15,076)         310   (1,897)   (11,161)      (12,748)
Initial Class


PIMCO Long-Term U.S. Bond
Government Portfolio                          31     (2,917)        424      (2,462)          35   (3,960)     6,469         2,544


Touchstone International                   1,194    (17,434)      2,652     (13,588)       1,223   (3,729)     3,639         1,133
Equity Fund
Touchstone Emerging                          195    (10,471)     (3,512)    (13,788)         602   (6,963)      (900)       (7,261)
Growth Fund
Touchstone Small Cap                          13     (1,640)      10,684      9,057           26       (9)       123           140
Value Fund
Touchstone Enhanced 30                        81       (688)     (1,076)     (1,683)         149     (111)        31            69
Fund
Touchstone Value Plus Fund                   154    (14,021)    (13,625)    (27,492)         392   (7,920)    24,793        17,265
Touchstone Growth &                          160     (6,243)      2,802      (3,281)         298  (10,244)     4,200        (5,746)
Income Fund
Touchstone Balanced Fund                     292     (4,793)      3,311      (1,190)         363   (4,619)     2,015        (2,241)
Touchstone High Yield Fund                   563     (7,049)     (2,968)     (9,454)         506   (5,228)    33,588        28,866
Touchstone Bond Fund                         476    (26,839)      5,557     (20,806)         677   (3,920)     7,131         3,888
Touchstone Standby Income                    535    (13,873)      8,017      (5,321)         470   (8,524)    13,580         5,526
Fund
Touchstone Income Opportunity Fund *           -          -           -           -          401   (1,879)   (39,989)      (41,467)


* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
**Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

Touchstone Select Variable Annuity - Death Benefit Option 3


                                                2002                                               2001
                          ------------------------------------------------  ------------------------------------------------
                                                 Transfers                                         Transfers
                            Units      Units    between Sub-  Net Increase    Units      Units    between Sub-  Net Increase
                          Purchased   Redeemed   accounts     (Decrease)    Purchased   Redeemed    accounts     (Decrease)
                          ------------------------------------------------  ------------------------------------------------
AIM V.I. Growth Fund             61     (1,149)       (2,505)       (3,593)       556     (1,358)          789          (13)
AIM V.I. Government
Securities Fund                   -     (1,668)        1,953           285          -     (2,202)         (535)      (2,737)

Alger American Small
Capitalization Portfolio          -       (124)         (107)         (231)       820       (855)       (3,439)      (3,474)
Alger American
Growth Portfolio                 60     (1,004)           72          (872)       960     (1,411)        3,272        2,821

Scudder VIT Equity 500
Index Fund **                     -         (2)          265           263      1,294          -           507        1,801

MFS VIT Emerging
Growth Series - Initial
Class                            47       (179)          (88)         (220)     1,023       (902)       (5,170)      (5,049)
MFS VIT Investors
Trust Series - Initial
Class                             1       (244)          118          (125)       950     (1,084)          282          148

PIMCO Long-Term U.S.
Government Bond Portfolio         4       (774)           20          (750)       222     (1,711)         (363)      (1,852)

Touchstone International
Equity Fund                     133     (2,904)        2,440          (331)     2,390     (2,467)        6,476        6,399
Touchstone Emerging
Growth Fund                      91       (976)           21          (864)       146       (689)        2,262        1,719
Touchstone Small Cap
Value Fund                        1        (98)          130            33        692       (679)          162          175
Touchstone Enhanced
30 Fund                           -       (123)          103           (20)       886       (750)           68          204
Touchstone Value
Plus Fund                         -       (161)           66           (95)       459     (1,969)         (134)      (1,644)
Touchstone Growth
& Income Fund                   118     (2,575)        1,875          (582)       240     (2,614)         (587)      (2,961)
Touchstone Balanced Fund         57     (2,196)       (1,434)       (3,573)       278     (3,207)        1,292       (1,637)
Touchstone High Yield Fund       95     (2,361)       (1,118)       (3,384)       295     (1,642)       26,642       25,295
Touchstone Bond Fund              6     (3,110)         (489)       (3,593)       112     (2,935)       (1,129)      (3,952)
Touchstone Standby
Income Fund                       2       (495)       (1,484)       (1,977)         6     (2,192)          377       (1,809)
Touchstone Income
Opportunity Fund *                -          -             -             -         71       (850)      (31,751)     (32,530)


* For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)
**Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31, 2002 and December 31, 2001 (year ended unless otherwise noted). Twenty-one unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


                                                      At December 31, 2002              For the period ended December 31, 2002
                                              ------------------------------------  ------------------------------------------------

                               Beginning                    Ending            Net    Investment
                               Unit Value       Units      Unit Value       Assets    Income      Expense Ratio     Total Return
                            lowest to highest  (000s)   lowest to highest   (000s)     Ratio    lowest to highest lowest to highest
                          ------------------- ------------------------------------  ------------------------------------------------
AIM Variable Insurance
Funds, Inc.
     V.I. Growth Fund         6.31 to 6.34    1,224       4.29 to 4.32      5,282        -       1.35% to 1.55%  -32.03% to -31.89%
     V.I. Government
     Securities Fund        11.27 to 11.33      362     12.16 to 12.25      4,431     2.71%      1.35% to 1.55%      7.92% to 8.13%
The Alger American
Fund
     Small Capitalization     6.78 to 6.82      350       4.93 to 4.96      1,736        -       1.35% to 1.55%  -27.35% to -27.21%
     Portfolio
     Growth Portfolio
Scudder Asset
Management VIT Fund *         8.77 to 8.82    1,109       5.79 to 5.83      6,461     0.04%      1.35% to 1.55%  -34.02% to -33.89%

     Equity 500 Index Fund    8.03 to 8.06      195       6.15 to 6.18      1,203     1.06%      1.35% to 1.55%  -23.50% to -23.35%
MFS Variable Insurance
Trust
     Emerging Growth
     Series - Initial Class   8.50 to 8.54      583       5.54 to 5.58      3,255        -       1.35% to 1.55%  -34.77% to -34.64%
     Investors Trust Series   8.37 to 8.41      667       6.51 to 6.56      4,378     0.57%      1.35% to 1.55%  -22.17% to -22.02%
     Initial Class
PIMCO Variable
Insurance Trust

     Long-Term U.S.
     Government Bond
     Portfolio              11.99 to 12.05      551     13.88 to 13.98      7,699     6.45%      1.35% to 1.55%    15.79% to 16.02%
Touchstone Variable
Series Trust
     International           8.05 to 12.40    1,113       6.05 to 9.35      9,995     0.64%      1.35% to 1.55%  -24.75% to -24.60%
     Equity Fund
     Emerging Growth        17.34 to 30.65      783     13.26 to 23.49     17,472     1.78%      1.35% to 1.55%  -23.50% to -23.35%
     Fund
     Small Cap Value        10.19 to 10.25      163       7.77 to 7.83      1,273        -       1.35% to 1.55%  -23.73% to -23.58%
     Fund
     Growth/Value Fund                8.57      122               5.39        659        -       1.35% to 1.55%             -37.15%
     Large Cap Growth                 8.91       35               5.76        202        -       1.35% to 1.55%             -35.36%
     Fund **

     Enhanced 30              8.86 to 8.91      179       6.75 to 6.80      1,216     1.12%      1.35% to 1.55%  -23.85% to -23.70%
     Fund
     Value Plus Fund        11.29 to 11.37      399       8.16 to 8.23      3,282     0.88%      1.35% to 1.55%  -27.78% to -27.63%
     Growth & Income        10.32 to 18.57    1,198      8.65 to 15.59     17,990     3.28%      1.35% to 1.55%  -16.21% to -16.04%
     Fund
     Balanced Fund          12.20 to 20.45    1,075     10.92 to 18.34     19,037     1.81%      1.35% to 1.55%  -10.48% to -10.30%
     High Yield Fund          9.45 to 9.50    1,325       9.57 to 9.64     12,761     6.51%      1.35% to 1.55%      1.25% to 1.45%
     Bond Fund              11.68 to 14.47      992     12.41 to 15.41     15,065     8.29%      1.35% to 1.55%      6.28% to 6.49%
     Standby Income         11.53 to 13.03    1,017     11.71 to 13.25     13,384     3.02%      1.35% to 1.55%      1.51% to 1.71%
     Fund
     Money Market                    10.12      201              10.14      2,035     1.44%      1.35% to 1.55%               0.24%


* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                     At December 31, 2001                For the period ended December 31, 2001
                                               ----------------------------------- -------------------------------------------------
                                Beginning                   Ending
                                Unit Value      Units      Unit Value      Net    Investment   Expense Ratio          Total Return
                                lowest to      (000s)      lowest to      Assets    Income      lowest to               lowest to
                                 highest                    highest       (000s)    Ratio        highest                highest
                            ------------------ ----------------------------------- -------------------------------------------------
AIM Variable Insurance
Funds, Inc.
     V.I. Growth Fund            9.69 to 9.72   1,621     6.31 to 6.34    10,276     0.17%      1.35% to 1.55%    -34.90% to -34.77%
     V.I. Government
     Securities Fund           10.75 to 10.79     160   11.27 to 11.33     1,810     3.35%      1.35% to 1.55%        4.78% to 4.99%
The Alger American
Fund
  Small Capitalization
  Portfolio                      9.77 to 9.80     497     6.78 to 6.82     3,385     0.04%      1.35% to 1.55%    -30.60% to -30.46%

  Growth Portfolio             10.10 to 10.13   1,593     8.77 to 8.82    14,046     0.24%      1.35% to 1.55%    -13.17% to -13.00%
Deutsche Asset Management
VIT Fund
  Equity 500 Index Fund          9.29 to 9.30     186     8.03 to 8.06     1,497     0.79%      1.35% to 1.55%    -13.53% to -13.36%
MFS Variable Insurance
Trust
  Emerging Growth Series
  - Initial Class              12.97 to 13.02     763     8.50 to 8.54     6,519        -       1.35% to 1.55%    -34.51% to -34.38%
  Investors Trust Series-
  Initial Class                10.11 to 10.15     970     8.37 to 8.41     8,159     0.71%      1.35% to 1.55%    -17.24% to -17.08%
PIMCO Variable Insurance
Trust
  Long-Term U.S. Government
  Bond Portfolio               11.50 to 11.53     516   11.99 to 12.05     6,221     7.11%      1.35% to 1.55%        4.25% to 4.46%
Touchstone Variable
Series Trust
  International Equity
  Fund                         11.62 to 17.87   1,313    8.05 to 12.40    15,650        -       1.35% to 1.55%    -30.76% to -30.62%
  Emerging Growth Fund         18.08 to 31.91     988   17.34 to 30.65    28,878        -       1.35% to 1.55%      -4.12% to -3.93%
  Small Cap Value Fund           9.07 to 9.10     130   10.19 to 10.25     1,333     0.38%      1.35% to 1.55%      12.40% to 12.63%
  Growth/Value Fund *                   10.00     121             8.57     1,042        -       1.35% to 1.55%               -14.27%
  Equity Fund *                         10.00      45             8.91       405        -       1.35% to 1.55%               -10.90%
  Enhanced 30 Fund             10.17 to 10.20     198     8.86 to 8.91     1,760     0.81%      1.35% to 1.55%    -12.81% to -12.63%
  Value Plus Fund              11.57 to 11.63     530   11.29 to 11.37     6,024     1.13%      1.35% to 1.55%      -2.41% to -2.21%
  Growth & Income Fund         11.07 to 19.87   1,463   10.32 to 18.57    26,286     3.38%      1.35% to 1.55%      -6.73% to -6.54%
  Balanced Fund                12.07 to 20.19   1,301   12.20 to 20.45    25,768     3.20%      1.35% to 1.55%        1.10% to 1.30%
  High Yield Fund                8.97 to 9.00   1,620     9.45 to 9.50    15,383    16.91%      1.35% to 1.55%        5.29% to 5.50%
  Bond Fund                    11.00 to 13.60   1,163   11.68 to 14.47    16,544     5.91%      1.35% to 1.55%        6.19% to 6.40%
  Standby Income Fund          11.18 to 12.61   1,393   11.53 to 13.03    18,044     5.05%      1.35% to 1.55%        3.13% to 3.33%
  Money Market Fund *                   10.00      98            10.12       996     1.75%      1.35% to 1.55%                 1.18%
  Income Opportunity            8.32 to 14.89       -                -         -    10.37%      1.35% to 1.55%                     -
  Fund **

 * For the period May 1, 2001 (commencement of operations) to December 31, 2001
 **For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2002 is listed below.

AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                             467,421 shares
   V.I. Government Securities Fund                              357,377 shares
The Alger American Fund
   Small Capitalization Portfolio                               142,207 shares
   Growth Portfolio                                             262,332 shares
Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                                        130,724 shares
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                       273,296 shares
   Investors Trust Series - Initial Class                       325,023 shares
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                     694,265 shares
Touchstone Variable Series Trust
   International Equity Fund                                  1,744,298 shares
   Emerging Growth Fund                                       1,299,021 shares
   Small Cap Value Fund                                         252,149 shares
   Growth/Value Fund                                            119,686 shares
   Large Cap Growth Fund **                                      34,211 shares
   Enhanced 30 Fund                                             178,573 shares
   Value Plus Fund                                              435,830 shares
   Growth & Income Fund                                       2,312,370 shares
   Balanced Fund                                              1,532,771 shares
   High Yield Fund                                            1,789,781 shares
   Bond Fund                                                  1,472,672 shares
   Standby Income Fund                                        1,360,316 shares
   Money Market Fund                                          2,034,804 shares

* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
**Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap
  Growth Fund effective May 1, 2002

STATUTORY-BASIS FINANCIAL STATEMENTS

Western-Southern Life Assurance Company

Years ended December 31, 2002 and 2001 with Report of Independent Auditors

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors....................................... .........1

Financial Statements

Balance Sheets -- Statutory-Basis..............................................2
Statements of Operations - Statutory-Basis.....................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.................4
Statements of Cash Flows - Statutory-Basis.....................................5
Notes to Statutory-Basis Financial Statements..................................6

                         Report of Independent Auditors

Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.

                                                  /s/ Ernst & Young LLP

Cincinnati,Ohio
April 11, 2003

                     Western-Southern Life Assurance Company

                        Balance Sheets -- Statutory-Basis



                                                                           DECEMBER 31
                                                                       2002              2001
                                                                 ------------      ------------
ADMITTED ASSETS                                                          (IN THOUSANDS)

Debt securities                                                  $  5,731,269     $   4,447,861
Preferred and common stocks                                           233,715           169,062
Mortgage loans                                                        440,577           347,047
Policy loans                                                           50,000            50,313
Cash, cash equivalents and short-term investments                     566,850           325,306
Other invested assets                                                  96,928            88,596
                                                                 ------------     -------------
Total cash and invested assets                                      7,119,339         5,428,185
Investment income due and accrued                                      75,617            63,004
Reinsurance due, held by parent                                            60            25,564
Deferred tax asset                                                     78,993            35,693
Other admitted assets                                                   9,509             2,256
Separate account assets                                               155,392           211,345
                                                                 ------------     -------------
Total admitted assets                                            $  7,438,910     $   5,766,047
                                                                 ============     =============

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                                  $  6,163,655     $   4,898,487
Liability for deposit-type contracts                                   41,883            37,590
Policy and contract claims in process of settlement                     3,943               603
Amounts due to affiliates:
 Federal income taxes payable                                           6,617                 -
 Reinsurance premiums                                                       -            23,681
 General expenses                                                     (13,584)           (6,148)
Liability for temporary investments held for affiliates               254,884           195,154
Borrowed money and interest                                           212,816            15,266
Other liabilities                                                     209,337           116,554
Interest maintenance reserve                                           24,224            12,480
Asset valuation reserves                                                5,473            21,810
Separate account liabilities                                          155,392           211,345
                                                                 ------------     -------------
Total liabilities                                                   7,064,640         5,526,822
                                                                 ------------     -------------

Common stock, $1 par value, authorized 10,000,000 shares,
  issued and outstanding 2,500,000 shares                               2,500             2,500
Paid-in surplus                                                       353,621           239,000
Unassigned surplus (deficit)                                           18,149            (2,275)
                                                                 ------------     -------------
Total capital and surplus                                             374,270           239,225
                                                                 ------------     -------------
Total liabilities and capital and surplus                        $  7,438,910     $   5,766,047
                                                                 ============     =============

See accompanying notes

                     Western-Southern Life Assurance Company

                   Statements of Operations - Statutory-Basis



                                                                          YEAR ENDED DECEMBER 31
                                                                      2002                2001
                                                                 ---------------     ---------------
                                                                             (IN THOUSANDS)

Revenue:
 Premiums                                                        $    1,515,854      $     1,179,464
 Net investment income                                                  401,845              332,588
 Other                                                                  (28,581)             (32,572)
                                                                 ---------------     ---------------
                                                                      1,889,118            1,479,480
Policy benefits and expenses:
 Death benefits                                                           5,895                  837
 Annuity benefits                                                       121,597               98,434
 Surrender benefits                                                     296,465              319,983
 Other benefits                                                             221                   17
 Increase in policy reserves                                          1,296,934              932,169
 Net transfers from separate accounts                                   (33,326)             (29,142)
 Commissions on premiums                                                 92,821               77,320
 General expenses                                                        59,814               47,662
                                                                 ---------------     ---------------
                                                                      1,840,421            1,447,280
                                                                 ---------------     ---------------

Gain from operations before federal income tax expense
   and net realized capital losses                                       48,697               32,200
Federal income tax expense                                               20,432                4,969
                                                                 ---------------     ---------------
Net gain from operations before net realized capital losses              28,265               27,231
Net realized capital losses, less federal income tax
   expense/(benefit) of $2,865 in 2002 and $(2,335) in 2001
   and transfers to the interest maintenance reserve
   of $17,254 in 2002 and $9,093 in 2001                                (77,958)             (22,106)
                                                                 ---------------     ---------------
Net income (loss)                                                $      (49,693)     $         5,125
                                                                 ===============     ===============

See accompanying notes

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis


                                                                         YEAR ENDED DECEMBER 31
                                                                        2002             2001
                                                                    ------------     -----------
                                                                             (IN THOUSANDS)

Capital and surplus, beginning of year                              $    239,225    $    234,298
 Net income (loss)                                                       (49,693)          5,125
 Change in net unrealized gains (net of deferred taxes of
  of $3,885 in 2002 and $277 in 2001)                                    (15,119)        (27,315)
 Change in deferred income tax                                            34,861          (4,976)
 Change in reserve on account of change in valuation basis                30,034               -
 Change in asset valuation reserve                                        16,337           8,608
 Cumulative effect of changes in accounting principles                         -          22,234
 Paid in capital                                                         114,621
Other changes, net                                                         4,004           1,251
                                                                    ------------    ------------
Capital and surplus, end of year                                    $    374,270    $    239,225
                                                                    ============    ============

See accompanying notes

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                                 YEAR ENDED DECEMBER 31
                                                                                 2002               2001
                                                                           --------------      --------------
                                                                                      (IN THOUSANDS)
OPERATING ACTIVITIES:
Premium and annuity considerations                                         $    1,465,638      $    1,143,217
Net investment income received                                                    390,213             326,744
Surrender and annuity benefits paid                                              (270,970)           (321,574)
Death and other benefits to policyholders                                        (110,601)           (108,569)
Commissions, other expenses and taxes paid                                       (170,604)           (139,548)
Net transfers from separate accounts                                               29,726              29,142
Federal income taxes paid to parent                                               (12,076)            (13,497)
Other, net                                                                        150,572             170,669
                                                                           --------------      --------------
Net cash provided by operating activities                                       1,471,898           1,086,584

INVESTMENT ACTIVITIES:
Proceeds from investments sold, matured or repaid:
  Bonds                                                                         4,688,115           4,114,598
  Stocks                                                                           23,590              45,303
  Mortgage loans                                                                   20,679               8,865
  Other invested assets                                                             2,328               2,834
                                                                           --------------      --------------
Total investment proceeds                                                       4,734,712           4,171,600
Taxes received (paid) on capital gains (losses)                                   (12,156)              3,297
                                                                           --------------      --------------
Net proceeds from investments sold, matured or repaid                           4,722,556           4,174,897
Cost of investments acquired:
  Bonds                                                                        (5,984,890)         (4,805,826)
  Stocks                                                                          (46,525)           (132,197)
  Mortgage loans                                                                 (114,530)            (95,370)
  Other invested assets                                                            (7,006)            (20,671)
                                                                           --------------      --------------
Total cost of investments acquired                                             (6,152,951)         (5,054,064)
Net change in policy and other loans                                                  313                 (97)
                                                                           --------------      --------------
Net cash used by investment activities                                         (1,430,082)           (879,264)
                                                                           --------------      --------------

FINANCING ACTIVITIES

Borrowed money                                                                    197,549              15,266
Deposits on deposit-type contract funds and other
 liabilities without life or disability contingencies                              14,761               7,989
Withdrawals on deposit-type contract funds and other
 liabilities without life or disability contingencies                             (12,582)            (10,049)
                                                                           --------------      --------------
Net cash provided by financing activities                                         199,728              13,206
                                                                           --------------      --------------
Net change in cash, cash equivalents and short-term
investments                                                                       241,544             220,526
Cash, cash equivalents and short-term investments:
  Beginning of year                                                               325,306             104,780
                                                                           --------------      --------------
  End of year                                                              $      566,850      $      325,306
                                                                           ==============      ==============

See accompanying notes

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2002 and 2001

1. ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern's agents and various financial institutions. The Company is licensed in forty-five states and the District of Columbia, actively selling in twenty-one states, and 93% of its field force is located in sixteen Midwest and South-central states.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

 o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "non-admitted assets"
   (principally furniture and equipment) for statutory reporting purposes.

 o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

 o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

 o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

 o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

 o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

See Note 10 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

Effective January 1, 2001, the NAIC revised the Accounting Practices and Procedures Manual in a process referred to as codification. The Department has adopted the provisions of the revised manual. The Company recorded, directly to surplus, a cumulative effect of the changes in accounting principles of $22,234,000. Included in the adjustment is an increase in surplus of approximately $39,156,000 related to the impact of recognizing a net admitted deferred tax asset.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other significant accounting policies are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market. Value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures and partnerships are carried at the Company's interest in the underlying GAAP equity of the joint venture or partnership. The carrying value shown in the balance sheets under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when declared.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain deferred as a result of recording the interest maintenance reserve was $17,254,000 and $9,093,000, net of federal income tax expense of $9,291,000 and $4,896,000 in 2002 and 2001, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                       PERCENTAGE OF RESERVES
                                                     -------------------------
                                                      2002               2001
                                                     -----               ----
Life insurance:
   1958 and 1980 Commissioners Standard Ordinary,
   3 1/2% -5 1/2%                                     15.5%               19.2%
Annuities:
   Various, 2 1/2 -8 1/4%                             84.3                80.5
Supplemental benefits:
   Various, 2 1/2% -8 1/4%                             0.2                 0.3
                                                     -----               -----
                                                     100.0%              100.0%
                                                     =====               =====

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2002, reserves of $11,048,000 are recorded on inforce amounts of $2,760,789,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

In 2002, the Company changed its valuation basis for calculated reserves for certain universal life product lines. The impact of this change, a $30,000,000 benefit, was recorded directly to surplus for the year ending December 31, 2002.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002 and 2001. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's investment portfolios are approximately $209,430,000 and $14,509,000 for 2002 and 2001, respectively, of mortgage-backed securities, which are currently subject to the reverse repurchase agreements.

SEPARATE ACCOUNTS

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guarantee rates.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts with unrelated entities.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all Federal Income Taxes due for all members of the consolidated group. It will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2001 amounts have been reclassified to conform to the 2002 presentation.

3. DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities (including redeemable preferred stock) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)


                                                                                2002
                                                  ----------------------------------------------------------------

                                                     AMORTIZED       UNREALIZED      UNREALIZED        ESTIMATED
                                                        COST           GAINS           LOSSES         FAIR VALUE
                                                  ---------------   ------------     -----------    --------------
                                                                           (IN THOUSANDS)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                       $       200,672    $    16,384     $       24     $      217,032
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states                               51,582          2,178              -             53,760
Corporate securities                                    3,413,473        210,122         95,262          3,528,333
Mortgage-backed securities                              2,065,542         92,670          1,602          2,156,610
                                                  ---------------   ------------     ----------     --------------
    Total                                         $     5,731,269    $   321,354     $   96,888     $    5,955,735
                                                  ===============   ============     ==========     ==============


                                                                                2001
                                                   ----------------------------------------------------------------
                                                      Amortized       Unrealized     Unrealized         Estimated
                                                       Cost             Gains          Losses          Fair Value
                                                   --------------    -----------    -----------        -----------
                                                                         (in thousands)
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies                         $       66,269    $     1,652    $     1,037        $    66,884
Debt securities issued by states
 of the U.S. and political
 subdivisions of the states                                12,699            692              -             13,391
Corporate securities                                    2,825,939        102,754         43,816          2,884,877
Mortgage-backed securities                              1,542,954         44,079          3,892          1,583,141
                                                   --------------    -----------    -----------        -----------
Total                                              $    4,447,861    $   149,177    $    48,745        $ 4,548,293
                                                   ==============    ===========    ===========        ===========

The amortized cost and estimated fair value of debt securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                            AMORTIZED       ESTIMATED
                                                              COST         FAIR VALUE
                                                         -------------     -----------
                                                                   (IN THOUSANDS)

Due in one year or less                                  $     163,532     $   164,663
Due after one year through five years                          987,264       1,042,908
Due after five years through ten years                       1,835,072       1,889,358
Due after 10 years                                             679,859         702,196
Mortgage-backed securities                                   2,065,542       2,156,610
                                                         -------------     -----------
Total                                                    $   5,731,269     $ 5,955,735
                                                         =============     ===========

                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

Proceeds from sales of investments in debt securities during 2002 and 2001 were $1,691,069,000 and $1,847,579,000, respectively. Gross gains of $32,386,000 and
$24,339,000 and gross losses of $5,532,000 and $11,018,000 were realized on those sales in 2002 and 2001, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:


                                                               2002
                                   ------------------------------------------------------------
                                                   UNREALIZED       UNREALIZED      FAIR VALUE
                                      COST           GAINS            LOSSES
                                   ------------    ------------     ----------      -----------
                                                          (IN THOUSANDS)

Preferred stocks                   $    156,419    $      6,905     $      487      $   162,837
                                   ============    ============     ==========      ===========
Common stocks                      $     84,147    $      1,036     $   14,052      $    71,131
Subsidiaries                             96,248               -         90,083            6,165
                                   ------------    ------------     ----------      -----------
   Total common stock              $    180,395    $      1,036     $  104,135      $    77,296
                                   ============    ============     ==========      ===========


                                                              2001
                                   ------------------------------------------------------------
                                                    UNREALIZED       UNREALIZED      FAIR VALUE
                                      COST           GAINS           LOSSES
                                   ------------    ------------     ----------      -----------
                                                         (IN THOUSANDS)

Preferred stocks                   $    114,748    $        552     $    5,009      $   110,291
                                   ============    ============     ==========      ===========
Common stocks                      $     53,741    $      2,692     $    5,788      $    50,645
Subsidiaries                             85,847               -         82,178            3,669
                                   ------------    ------------     ----------      -----------
   Total common stock              $    139,588    $      2,692     $   87,966      $    54,314
                                   ============    ============     ==========      ===========

Proceeds from sales of investments in equity securities during 2002 and 2001 were $12,060,000 and $45,303,000, respectively. Gross gains of $8,000 and $1,017,000 and gross losses of $1,050,000 and $5,558,000 were realized on those sales in 2002 and 2001, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

                     Western-Southern Life Assurance Company

4. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $440,577,000 and $476,929,000, and $347,047,000 and $356,847,000 at
December 31, 2002 and 2001, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $6,124,869,000 and $6,024,906,000, and $4,870,490,000 and $4,732,628,000 at December 31, 2002 and
2001, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $50,000,000 and $50,313,000 at December 31, 2002 and 2001, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2002, the Company held unrated or less-than-investment grade corporate bonds with a book value of $636,407,000 and an aggregate fair value of $579,807,000. Those holdings amounted to 11.10% of the Company's investments in bonds and less than 8.56% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in their overall investment strategy.

                     Western-Southern Life Assurance Company

5. CONCENTRATIONS OF CREDIT RISK (CONTINUED)

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 27.80% of such mortgages, or $122,493,000, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $25,200,000.

During 2002, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 9.1% and 6.0%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2002, the Company held no mortgages with interest overdue beyond one year. At December 31, 2002, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2002, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2002, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

6.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $58,704,000 and $46,588,000 in 2002 and 2001, respectively. Rent expense was $5,280,000 and $4,534,000 in 2002 and 2001, respectively.

On June 28, 2002, the Company received a capital contribution of $30,000,000 in unaffiliated bonds from its parent company, The Western and Southern Life Insurance Company. On December 26, 2002, the Company received an additional capital contribution from its parent. The capitalization was received in the form of various unaffiliated perpetual preferred stocks valued at $49,627,000 (including interest) and unaffiliated common stocks valued at $34,994,000.

During 2001, Touchstone Securities, Inc. and Fort Washington Brokerage Services
(FWBS) were transferred from IFS Financial Services (IFS), a wholly owned subsidiary, to the Company. Touchstone Securities, Inc. and FWBS are now wholly owned subsidiaries of the Company. The Company made capital contributions of $8,798,000 and $6,704,000 to Touchstone Securities, Inc. during 2002 and 2001, respectively. FWBS received capital contributions of $1,866,000 from the Company during 2001. Additionally, the Company paid commissions of $1,121,000 and $1,622,000 to Touchstone Securities, Inc. and commissions of $296,000 and $1,289,000 to FWBS, during 2s002 and 2001 respectively.

                     Western-Southern Life Assurance Company

6.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 2002 and 2001, the Company made capital contributions of $1,603,000 and $11,900,000 respectively, to IFS. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $12,047,000 and $9,079,000 in 2002 and 2001, respectively.

At December 31, 2002 and 2001, the Company had $35,792,000 and $50,645,000,
respectively, invested in the Touchstone Funds which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. As of December 31, 2002, the Company had a payable to Western and Southern in the amount of $6,617,000, and as of December 31, 2001, the Company had a receivable of $1,740,000 from Western and Southern, related to federal income taxes.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $20,891,000 and $1,985,000 from 2002 and 2001, respectively.

The components of the net deferred tax asset/(liability) at December 31, are as follows:



                                                                        2002            2001
                                                                    ----------      -----------
                                                                           (IN THOUSANDS)

Gross deferred tax assets                                           $ 101,287       $ 64,680
Gross deferred tax liabilities                                         10,800         12,938
Deferred tax assets nonadmitted                                        11,494         16,047
Increase (decrease) in deferred tax assets nonadmitted                 (4,553)        (1,238)


                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                        2002            2001
                                                    ------------     ----------
                                                               (IN THOUSANDS)

Current year expense                                  $   20,891     $    1,985
Tax credits                                                 (104)          (155)
Prior year over accrual                                   11,800            803
                                                    ------------     ----------
Current income taxes incurred                         $   32,587     $    2,633
                                                    ============     ==========

The main components of the 2002 deferred tax amounts are as follows (in thousands):


                                                    STATUTORY             TAX                                TAX
                                                      BASIS              BASIS           DIFFERENCE         EFFECT
                                                   ------------      --------------     ------------     ------------
Deferred tax assets:
Reserves                                           $  6,196,415      $    6,072,279     $    124,136     $     43,447
Deferred acquisition costs                                    -              59,571           59,571           20,850
Real estate joint ventures                               67,228              75,553            8,325            2,914
Depreciable assets                                    5,946,053           6,041,204           95,151           33,303
Other                                                                         2,209            2,209              773
                                                   ------------      --------------     ------------     ------------
Gross deferred tax assets                            12,209,696          12,250,816          289,392          101,287

Deferred tax asset nonadmitted                                                                                 11,494

Deferred tax liabilities:
Stocks/bonds                                             18,930              (5,713)          24,644            8,625
Real estate joint ventures
Other                                                  (222,319)           (228,532)           6,213            2,175
                                                   ------------      --------------     ------------     ------------
Total deferred tax liabilities                         (203,389)           (234,245)          30,857           10,800
                                                   ------------      --------------     ------------     ------------
Net admitted deferred tax assets                   $ 12,413,085      $   12,485,061     $    258,535     $     78,993
                                                   ============      ==============     ============     ============

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


                                                                                        2002                2001
                                                                                    -----------          ------------
                                                                                                (IN THOUSANDS)
Deferred tax assets resulting from book/tax differences in:
Reserves                                                                            $    (6,146)         $      9,190
Deferred acquisition costs                                                               10,270                (2,265)
Real estate joint ventures                                                               (1,513)                  966
Depreciable assets                                                                          (79)                   24
Stocks/bonds                                                                             33,303
Other                                                                                                         (13,108)
                                                                                                         ------------
Total deferred tax assets                                                           $    36,608          $     (5,193)
                                                                                    ===========          ============
Deferred tax assets nonadmited                                                      $    (4,553)         $     (1,238)

Deferred tax liabilities resulting from book/tax differences in:
Stocks/bonds                                                                              1,198                 2,395
Other                                                                                    (3,336)               (2,889)
                                                                                    -----------          ------------
Total deferred tax liabilities                                                      $    (2,138)         $       (494)
                                                                                    ===========          ============


The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)


                                                              2002                            2001
                                                  ------------------------------------------------------------
                                                                       TAX                            TAX
                                                    AMOUNT           EFFECT          AMOUNT           EFFECT
                                                  ----------       ----------      ------------    -----------
                                                                             (IN THOUSANDS)

Income before taxes                               $      148       $       52      $     16,851    $     5,898
Book vs. tax capital gains/losses                     66,372           23,230
Book over tax reserves                                 9,834            3,442             8,057          2,820
Net Deferred acquisition costs                        13,714            4,800             8,858          3,100
adjustment
Depreciation                                           2,010              703             1,916
Accrued market discount                              (17,615)          (6,165)          (16,359)        (5,725)
Dividend received deduction                           (1,069)            (374)           (4,144)        (1,450)
Accrued dividends                                       (694)            (243)               81
Non qualified pension                                (16,018)          (5,607)          (14,926)        (5,224)
Other                                                  3,007            1,053             5,339          1,868
                                                  ----------       ----------      ------------    -----------
Taxable income                                    $   59,689       $  20,891       $      5,673    $     1,985
                                                  ==========       ==========      ============    ===========

8. RECONCILIATION TO ANNUAL STATEMENT

Certain items on the balance sheets have been reclassified which results in a difference between the total admitted assets on the accompanying balance sheets and total admitted assets reported in the 2002 and 2001 annual statements. The reclasses had no effect on income or capital and surplus. Reconciliation to the annual statement total admitted assets as of December 31, 2002 and 2001 is summarized as follows:


                                                                      2002                 2001
                                                                   -----------          ------------
                                                                            (IN THOUSANDS)
Total admitted assets per accompanying
  balance sheets                                                   $ 7,445,327          $  5,774,403
Life insurance premium and annuity considerations
  deferred and uncollected                                                                   (23,681)
Unpaid losses on reinsurance ceded                                      (6,417)               (8,356)
                                                                   -----------          ------------
    Total admitted assets per annual statement                     $ 7,438,910          $  5,742,366
                                                                   ===========          ============

                     Western-Southern Life Assurance Company

9. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2002, the Company does not have any material leases for office space or equipment.

10. REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) surplus to GAAP surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:


                                                                   2002             2001
                                                              -------------     ------------
                                                                            (IN THOUSANDS)

SAP surplus                                                   $     374,270     $    239,225
Deferred policy acquisition costs                                   217,676          266,218
Policy reserves                                                     (46,232)          13,255
Asset valuation and interest maintenance reserves                    29,841           34,434
Income taxes                                                       (118,125)         (90,685)
Net unrealized loss on available-for-sale securities                231,838           98,640
Other, net                                                         (157,559)        (170,827)
                                                              -------------     ------------
GAAP surplus                                                  $     531,709     $    390,260
                                                              =============     ============

                                                                   2002              2001
                                                              -------------     ------------
                                                                       (IN THOUSANDS)

SAP net income (loss)                                         $     (49,693)    $      5,125
Deferred policy acquisition costs                                    30,656           33,142
Policy reserves                                                     (60,058)         (24,677)
Income taxes                                                         31,068           (8,332)
Interest maintenance reserve                                         11,744            4,979
Other, net                                                           32,990             (298)
                                                              -------------     ------------
GAAP net income (loss)                                               (3,293)    $      9,939
                                                              =============     ============

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2002 and 2001, the Company substantially exceeded the minimum risk-based capital standards.

                     Western-Southern Life Assurance Company

10. REGULATORY MATTERS (CONTINUED)

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 2002 and 2001, the Company did not pay dividends to Western and Southern.

11. ANNUITY RESERVES

At December 31, 2002, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                            AMOUNT          PERCENT
                                                                        -------------       --------
                                                                                  (IN THOUSANDS)
Subject to discretionary withdrawal:
  With market value adjustment                                          $       6,185             .1%
  At book value less current surrender charge of 5% or more                 3,425,245           63.6%
  At market value                                                             145,607            2.7%
  Subject to discretionary withdrawal (without
     adjustment) at book value with minimal or no
     charge or adjustment                                                   1,741,975           32.3%
Not subject to discretionary withdrawal *                                      69,296            1.3%
                                                                        -------------       --------
Total net annuity reserves and deposit fund liabilities                 $   5,388,308          100.0%
                                                                        =============       ========

* Amount is net of $309 of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

12. REINSURANCE

The Company has two modified coinsurance agreements with its parent, The Western and Southern Life Insurance Company, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). In 2002, a third modified coinsurance agreement was terminated, which covered fixed premium universal life products (a small portion of the universal life business). New universal life products are not covered under the remaining modified coinsurance agreements.

                     Western-Southern Life Assurance Company

12. REINSURANCE (CONTINUED)

Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic quota share agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                      2002         2001
                                                    --------     --------
                                                        (IN THOUSANDS)

PREMIUMS                                            $  1,549     $    480
BENEFITS PAID OR PROVIDED                                320
POLICY AND CONTRACT LIABILITIES                        5,153        2,324


During 2002 and 2001, the Company did not write off any reinsurance balances to operations.

The net amount of reduction to capital and surplus at December 31, 2002 if all reinsurance agreements were cancelled is $108,191,000.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts. The assets for the variable annuity contracts consist of mutual funds. The assets are carried at market value.

The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

                     Western-Southern Life Assurance Company

13. SEPARATE ACCOUNTS (CONTINUED)

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the US swap rate and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2002 is as follows:


                                                                        NONINDEXED          NON-
                                                                        GUARANTEE        GUARANTEED
                                                                        LESS THAN/        SEPARATE
                                                                        EQUAL TO 4%       ACCOUNTS
                                                                        -----------      ----------
                                                                              (IN THOUSANDS)

Premiums, deposits and other considerations for the year ended
 December 31, 2002                                                       $  6,267        $   6,988
                                                                        ===========      ==========
Reserves for separate accounts as of December 31, 2002
 (all subject to discretionary withdrawal)                               $  1,889        $ 149,902
                                                                        ===========      ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                     2002
                                                                 --------------
                                                                 (IN THOUSANDS)
Transfers as reported in the statements of operations
 of the separate accounts statement:
   Transfers to separate accounts                                    $13,255
   Transfers from separate accounts                                   44,104
                                                                 --------------
Net transfers from separate accounts                                ($30,849)

Reconciling adjustments:
   Miscellaneous income and fees                                    ($ 2,477)
                                                                 --------------
Net transfers as reported in the statements of operations           ($33,326)
                                                                 ==============

                     Western-Southern Life Assurance Company

14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2002, were as follows:


                                                                 NET OF
                                                    GROSS       LOADING
                                                 -----------   ----------
                                                        (IN THOUSANDS)

    Ordinary new business                        $     2,744   $    2,507
    Ordinary renewal                                   4,565        6,616
                                                 -----------   ----------
    Total                                        $     7,309   $    9,123
                                                 ===========   ==========

DISTRIBUTOR

Touchstone Securities, Inc.
221 East Fourth Street, Suite 300

Cincinnati, Ohio 45202
(800) 669-2796 (press 3)



TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 669-2796 (press 2)





SUB-ACCOUNTS


o        AIM V.I. GROWTH
o        AIM V.I. GOVERNMENT SECURITIES
o        ALGER AMERICAN SMALL CAPITALIZATION
o        ALGER AMERICAN GROWTH
o        MFS VIT EMERGING GROWTH
o        MFS VIT INVESTORS TRUST
o        PIMCO VIT LONG-TERM U.S. GOVERNMENT
o        PUTNAM VT INTERNATIONAL EQUITY
o        SCUDDER VIT EQUITY 500 INDEX
o        TOUCHSTONE BARON SMALL CAP
o        TOUCHSTONE EMERGING GROWTH
o        TOUCHSTONE THIRD AVENUE VALUE
o        TOUCHSTONE LARGE CAP GROWTH
o        TOUCHSTONE ENHANCED 30
o        TOUCHSTONE VALUE PLUS
o        TOUCHSTONE GROWTH & INCOME
o        TOUCHSTONE BALANCED
o        TOUCHSTONE HIGH YIELD
o        TOUCHSTONE CORE BOND
o        TOUCHSTONE MONEY MARKET







STATEMENT OF
ADDITIONAL INFORMATION


MAY 1, 2003

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B.

(b)  Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1. (5)

(2)  Not Applicable.

(3) (a) Distributor Agreement between the Company (on behalf of Separate Account 1) and Touchstone Securities, Inc.(3)

     (b)  Commission Schedule. (3)


     (c)  Specimens of General Agency Agreement.(5)

(4)  (a)  Specimen Touchstone Variable Annuity Contract 9408-5550 WSA.(5)

     (b)  Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(5)

     (c)  Specimen Endorsement for IRA 9801-5606 WSA END.(5)

     (d)  Specimen Endorsement for SEP-IRA 9801-5614 WSA END.(5)

     (e)  Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END. (5)

     (f)  Specimen Endorsement for Roth IRA 9801-5607 WSA END.(5)

     (g)  Specimen 401 Plan Endorsement 9801-5611 WSA END.(5)

     (h)  Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA
          END.(5)

     (i)  Specimen Free Withdrawal Amount Endorsement 9611-5613 WSA END.(5)

     (j)  Specimen Additional Waiver of Surrender Charges Rider 9501-5201 WSA.
          (5)

     (k)  Specimen Endorsement 9912-5573 WSA END.(7)

(5)  Specimen Application Form for Touchstone Variable Annuity
     DO-11-IFS-VARI-9805. (5)

(6)  (a) Amended Articles of Incorporation of the Company. (1)

     (b)  Amended Code of Regulations of the Company. (1)

(7)  Not Applicable.

(8) (a) (i)  Administration Agreement between Investors Bank & Trust Company and
             Select Advisors Variable Insurance Trust ("VIT") n/k/a Touchstone Variable Series Trust ("TVST"). (2)

          (ii) Amendment to Administration Agreement. (4)

     (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

     (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (6)

     (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST.(7)

     (e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST.(7)

          (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST.(7)

          (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company.(7)

          (iv) Service Agreement between Fred Alger Management Inc. and
               WSLAC.(7)

          (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.(7)

          (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company.(7)

          (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(7)

        (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC.(7)

          (ix) Administrative Service Agreement between WSLAC and AIM Advisors, Inc.(7)

          (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

          (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

         (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company.(8)

        (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(8)

         (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

          (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company (8)

         (xvi) Amendment to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

        (xvii) Amendment to Administrative Services Agreement between WSLAC and Bankers Trust Company. (8)

       (xviii) Amendment to Participation Agreement among WSLAC, PIMCO
               Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)

          (xix) Amendment to Participation Agreement between WSLAC and TVST (filed herewith)

          (xx) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., and Western-Southern Life Assurance Company (filed herewith)

(9)  Opinion and Consent of Donald J. Wuebbling, Esq. (5)
(10) (a) Consent of Ernst & Young LLP. (filed herewith)
(11) Not Applicable.
(12) Not Applicable.
(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)

(99) Powers of Attorney -- Directors of the Company. (10)

-------------------------------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File Nos. 33-76582 and 811-8420).

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration

Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant filed with the SEC on May 1, 1998 (File Nos. 33-76582 and 811-8420).

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant filed with the SEC on November 5, 1998 (File Nos. 33-76582 and 811-8420).

(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of TVST filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).

(7) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant filed with the SEC on April 29, 2000 (File Nos. 033-76582 and 811-08420).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 27, 2001 (File Nos. 033-79906 and 811-08550).

(9) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 26, 2002 (File Nos. 033-79906 and 811-08550).

(10) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 26, 2002 (File Nos. 033-76582 and 811-08550).

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR
The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

William J. Williams                      Director
John F. Barrett                          Chairman of the Board and Director,
                                         Chief Executive Officer and President
James N. Clark                           Director and Secretary

Eugene P. Ruehlmann                      Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street

Cincinnati, Ohio 45202

Thomas L. Williams                       Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202

Donald A. Bliss                         Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259

George H. Walker, III                   Director

Stifel, Nicolaus & Co.
500 N. Broadway
St. Louis, Missouri 63102

Jo Ann Davidson                         Director
JAD and Associates LLC
37 West Broad Street, Suite 970
Columbus, OH  43215

Edward J. Babbitt                       Vice President and Senior Counsel

Herbert R. Brown                        Senior Vice President

Keith T. Clark                          Vice President and Medical
                                        Director

Robert J. DalSanto                      Vice President

Bryan C. Dunn                           Senior Vice President and Chief
                                        Marketing Officer

David G. Ennis                          Vice President and Auditor

Clint D. Gibler                         Senior Vice President and Chief
                                        Information Officer

Noreen J. Hayes                         Senior Vice President

Edward S. Heenan                        Senior Vice President

David T. Henderson                      Vice President

Thomas D. Holdridge                     Vice President

Bradley J. Hunkler                      Vice President and Comptroller

Carroll R. Hutchinson                   Senior Vice President

Robert S. Kahn                          Vice President

James Korcykoski                        Vice President and Chief Technology
                                        Officer

William F. Ledwin                       Senior Vice President and Chief
                                        Investment Officer

Harold V. Lyons                         Vice President

Constance M. Maccarone                  Vice President

Jill T. McGruder                        Senior Vice President

J. J. Miller                            Senior Vice President

Nora E. Moushey                         Senior Vice President and Chief
                                        Actuary

Mario J. San Marco                      Vice President

Thomas M. Stapleton                   Vice President

Richard K. Taulbee                    Vice President

James M. Teeters                      Senior Vice President

David E. Theurich                     Vice President

Daniel L. Thomas                      Vice President

James J. Vance                        Vice President and Treasurer

Robert L. Walker                      Senior Vice President and Chief
                                      Financial Officer

Donald J. Wuebbling                   Senior Vice President and General Counsel

ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer.

Seasons Congregate Living LLC; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance. Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 27. -- NUMBER OF CONTRACT OWNERS

As of March 1, 2003, there were 2799 owners of Qualified Contracts and 2174 owners of Non-

Qualified Contracts offered pursuant to this Registration Statement (Touchstone Gold Variable Annuity Contracts).

ITEM 28. -- INDEMNIFICATION
The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, VUL and Ten, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust , Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                            Position/Office with Touchstone
                                                Securities

James N. Clark                                  Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                                Director, President and
221 East Fourth Street, Suite 300               Chief Executive Officer
Cincinnati, Ohio 45202

Edward S. Heenan                                Director and Controller
400 Broadway
Cincinnati, Ohio 45202

William F. Ledwin                               Director
400 Broadway
Cincinnati, Ohio 45202

Donald J. Wuebbling                             Director
400 Broadway
Cincinnati, Ohio 45202

Richard K. Taulbee                              Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                  Vice President and
Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                            Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Don W. Cummings                                 Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

Robert F. Morand                                Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                              Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                                 Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Joseph Vap                                      Assistant Treasurer
515 West Market Street, 8th Floor
Louisville, KY  40202

Mark Murphy                                     Assistant Vice President
515 West Market Street, 8th Floor

Louisville, KY  40202

David L. Anders                                 Assistant Vice President

Laurel S. Durham                                Assistant Vice President

Lisa C. Heffly                                  Assistant Vice President

Patricia L. Tackett                             Assistant Vice President

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12 month period ended December 31, 2002.

Net Underwriting Discounts  Compensation on  Brokerage Commissions  Compensation
and Commissions             Redemptions


$122,626                    $ -0-             $ -0-                    $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES\

Not Applicable.

ITEM 32. -- UNDERTAKINGS
Registrant undertakes to:

(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company

Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 14 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Gold Variable Annuity Contract) and Amendment No. 24 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 29th day of April, 2003.

                                     WESTERN-SOUTHERN LIFE ASSURANCECOMPANY
                                     SEPARATE ACCOUNT 1
                                     By WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                     By /s/ Edward S. Heenan
                                     -----------------------------------------
                                     Edward S. Heenan,
                                     Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below. PRINCIPAL EXECUTIVE OFFICER:

/s/ John F. Barrett                                  April 29, 2003

John F. Barrett,
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Robert L. Walker                                 April 29, 2003

Robert L. Walker,
Senior Vice President and Chief Financial Officer

DIRECTORS:
JOHN F. BARRETT
DONALD A. BLISS
JAMES N. CLARK             By              /s/ Edward S. Heenan
JO ANN DAVIDSON                            --------------------
EUGENE P. RUEHLMANN                        Edward S. Heenan,
GEORGE H. WALKER, III                      as attorney-in fact for each Director
THOMAS L. WILLIAMS
WILLIAM J. WILLIAMS                        April 29, 2003

EXHIBIT INDEX
EXHIBIT            DESCRIPTION                                            PAGE


8 (e) (xix)       Amendment to Participation Agreement between WSLAC and TVST

8 (e) (xx)        Participation Agreement among Putnam Variable Trust, Putnam
                  Retail Management, L.P., and Western-Southern Life Assurance
                  Company

10 (a)            Consent of Ernst & Young LLP